                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09081

Morgan Stanley International Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the six month period ended April 30, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED APRIL 30, 2004

                                               MORGAN
                                              STANLEY
                                              CAPITAL
                                        INTERNATIONAL
                                               (MSCI)           LIPPER
                                                 EAFE    INTERNATIONAL
CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)   FUNDS INDEX(2)
  10.72%    10.30%    10.46%    10.83%          12.39%           10.98%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURE ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The first three months of the period were marked by strong performance across most major markets and sectors. Investors' expectations for continued growth and low interest rates led to a sustained rally in economically sensitive sectors such as industrials and basic materials, and markets with a preponderance of cyclical stocks generally outperformed.

This pattern began to reverse in February 2004 when the U.S. Federal Open Market Committee (the "Fed") abandoned its stated stance of "patience" with regard to interest rates. U.S. employment figures also began to exceed expectations, while many investors began to fear that the Chinese government might take excessive steps to cool that country's robust economy. These concerns led many investors to reallocate their portfolios toward more defensive sectors, which outperformed cyclical sectors in the last months of the period.

Performance was largely positive across the world's markets, though results varied widely. European markets had the highest returns as a group, with smaller markets such as Portugal, Spain and Greece leading the pack. (Europe was also home to the only market to decline in the period -- Finland.) Within Asia, Japan was able to keep pace with Europe, while many of the smaller markets -- especially Singapore and Hong Kong -- lagged in concert with China's sell-off late in the period.

PERFORMANCE ANALYSIS

Morgan Stanley International Fund underperformed both its benchmarks, the MSCI EAFE Index ("EAFE") and the Lipper International Funds Index, for the six months ended April 30, 2004. We adhered to our top-down approach during the period, focusing on finding markets and sectors with a combination of attractive valuations, fundamentals and technical factors.

This approach led us to take a number of positions that met our criteria but did not produce outperformance. One of these was an overweighted position in Germany relative to the EAFE. The market was appealing on the basis of fundamentals because of its potential for positive surprises in terms of economic growth and reform. The market's generally negative consensus also created an appealingly low level of valuations. However, the market stalled in mid January 2004 after rising sharply, and as a result the overweighted position proved a drag on the Fund's performance. The Fund's holdings in several key Asian emerging markets (notably Hong Kong, Singapore and China) also held the Fund back, as these countries underperformed EAFE. The portfolio's below-benchmark weighting in the U.K. market initially helped performance as that area lagged its European peers in the early months of the period. This position proved less beneficial later, however, when the U.K. market began to outperform, thanks to the preponderance of defensive consumer stocks on the British exchange.

Our approach also resulted in several positions with above-market performance. Entering the period, the energy sector offered a compelling combination of low valuations and positive fundamentals driven by high oil prices. We built an overweighted position relative to the EAFE, which proved highly beneficial, as the sector went on to outperform the market. The portfolio also benefited from a below-benchmark position in Australia, which was based on our assessment of unattractive valuations and vulnerable fundamentals. Exposure to key smaller markets, including an above-benchmark weighting in Austria as well as small positions in Russia, India and Thailand, also helped performance.

TOP 10 HOLDINGS

   BP                                           2.8%
   Vodafone Group                               2.3
   HSBC Holdings                                1.8
   Total                                        1.7
   Toyota Motor                                 1.6
   Novartis                                     1.4
   GlaxoSmithKline                              1.4
   Royal Dutch Petroleum                        1.4
   Telefonica                                   1.4
   UBS                                          1.2

TOP FIVE COUNTRIES

   Japan                                       25.7%
   United Kingdom                              21.2
   France                                       8.8
   Switzerland                                  6.7
   Germany                                      6.0

DATA AS OF APRIL 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN A DIVERSIFIED PORTFOLIO OF INTERNATIONAL COMMON STOCKS AND OTHER EQUITY SECURITIES. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC. USES A "TOP-DOWN" APPROACH THAT EMPHASIZES COUNTRY AND SECTOR SELECTION AND WEIGHTINGS OVER INDIVIDUAL STOCK SELECTION.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2004

                                      CLASS A SHARES*        CLASS B SHARES**         CLASS C SHARES+         CLASS D SHARES++
                                    (SINCE 06/28/99)       (SINCE 06/28/99)         (SINCE 06/28/99)        (SINCE 06/28/99)
  SYMBOL                                        INLAX                   INLBX                   INLCX                    INLDX
  1 YEAR                                        34.92%(3)               33.95%(3)               33.97%(3)                35.31%(3)
                                                27.83(4)                28.95(4)                32.97(4)                    --

  SINCE INCEPTION                               (0.87)(3)               (1.64)(3)               (1.60)(3)                (0.66)(3)
                                                (1.97)(4)               (2.02)(4)               (1.60)(4)                   --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER INTERNATIONAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER INTERNATIONAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS
               AND RIGHTS (94.7% )

               AUSTRALIA (2.3%)
               ALUMINUM
      35,142   Alumina Ltd.                                         $      128,567
                                                                    --------------
               BEVERAGES: ALCOHOLIC
      61,573   Foster's Group Ltd.                                         217,268
      21,483   Southcorp Ltd.                                               55,343
                                                                    --------------
                                                                           272,611
                                                                    --------------
               BEVERAGES: NON-ALCOHOLIC
      15,204   Coca-Cola Amatil Ltd.                                        75,592
                                                                    --------------
               BIOTECHNOLOGY
       2,879   CSL Ltd.                                                     45,829
                                                                    --------------
               BUILDING PRODUCTS
      44,677   CSR Ltd.                                                     61,899
                                                                    --------------
               CASINO/GAMING
      11,938   TABCORP Holdings Ltd.                                       113,625
                                                                    --------------
               CHEMICALS: MAJOR DIVERSIFIED
       9,249   Orica Ltd.                                                   98,576
                                                                    --------------
               CONSTRUCTION MATERIALS
      18,926   Boral Ltd.                                                   81,942
      32,831   Rinker Group Ltd.                                           168,679
                                                                    --------------
                                                                           250,621
                                                                    --------------
               CONTAINERS/PACKAGING
      25,643   Amcor Ltd.                                                  128,418
                                                                    --------------
               ENGINEERING & CONSTRUCTION
       7,273   Leighton Holdings Ltd.                                       54,319
                                                                    --------------
               FINANCIAL CONGLOMERATES
      40,111   AMP Ltd.                                                    167,007
       6,303   Macquarie Bank Ltd.                                         157,597
      16,190   Suncorp-Metway Ltd.                                         156,548
                                                                    --------------
                                                                           481,152
                                                                    --------------
               FOOD RETAIL
      32,398   Coles Myer Ltd.                                             195,677
      29,811   Woolworths Ltd.                                             253,837
                                                                    --------------
                                                                           449,514
                                                                    --------------
               GAS DISTRIBUTORS
      14,025   Australian Gas Light
                 Company Ltd.                                       $      117,903
       9,450   Origin Energy Ltd.                                           38,869
                                                                    --------------
                                                                           156,772
                                                                    --------------
               HOSPITAL/NURSING MANAGEMENT
      27,157   Mayne Group Ltd.                                             62,513
                                                                    --------------
               INDUSTRIAL CONGLOMERATES
       5,618   Ansell Ltd.                                                  30,729
      11,333   Wesfarmers Ltd.                                             233,724
                                                                    --------------
                                                                           264,453
                                                                    --------------
               INVESTMENT TRUSTS/MUTUAL
               FUNDS
      57,659   Macquarie Infrastructure
                 Group (Stapled Securities)**                              114,419
                                                                    --------------
               MAJOR BANKS
      43,611   Australia and New Zealand
                 Banking Group Ltd.                                        584,392
      36,037   Commonwealth Bank of
                 Australia                                                 812,634
      44,194   National Australia Bank Ltd.                                939,810
      50,964   Westpac Banking Corp.                                       642,470
                                                                    --------------
                                                                         2,979,306
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
      65,106   Telstra Corp., Ltd.                                         224,567
                                                                    --------------
               MEDIA CONGLOMERATES
      42,896   News Corp., Ltd.                                            395,280
      61,153   News Corp., Ltd.
                 (Pref. Ordinary)                                          522,917
                                                                    --------------
                                                                           918,197
                                                                    --------------
               MEDICAL/NURSING SERVICES
       4,137   Sonic Healthcare Ltd.                                        26,927
                                                                    --------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
      29,859   Brambles Industries Ltd.                                    119,582
                                                                    --------------
               MULTI-LINE INSURANCE
      51,260   Insurance Australia Group Ltd.                              179,768
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               OIL & GAS PRODUCTION
      18,851   Santos Ltd.                                          $       87,467
      14,379   Woodside Petroleum Ltd.                                     171,617
                                                                    --------------
                                                                           259,084
                                                                    --------------
               OTHER METALS/MINERALS
     107,508   BHP Billiton Ltd.                                           889,817
       9,273   Rio Tinto Ltd.                                              217,671
      35,721   WMC Resources Ltd.                                          123,468
                                                                    --------------
                                                                         1,230,956
                                                                    --------------
               OTHER TRANSPORTATION
      28,101   Patrick Corp. Ltd.                                          103,416
      16,674   Transurban Group                                             54,625
                                                                    --------------
                                                                           158,041
                                                                    --------------
               PRECIOUS METALS
      11,070   Newcrest Mining Ltd.                                         91,064
                                                                    --------------
               PROPERTY - CASUALTY INSURERS
      19,733   QBE Insurance Group Ltd.                                    165,888
                                                                    --------------
               PUBLISHING: NEWSPAPERS
      29,390   John Fairfax Holdings Ltd.                                   71,046
                                                                    --------------
               PULP & PAPER
      12,806   Paperlinx Ltd.                                               46,204
                                                                    --------------
               REAL ESTATE DEVELOPMENT
      12,506   Lend Lease Corp., Ltd.                                       96,290
      12,895   Westfield Holdings Ltd.                                     131,852
                                                                    --------------
                                                                           228,142
                                                                    --------------
               REAL ESTATE INVESTMENT TRUSTS
      21,794   Centro Properties Group                                      62,592
      45,605   CFS Gandel Retail Trust                                      45,085
       2,942   CFS Gandel Retail Trust (New)
                 (Units)++*                                                  2,823
      59,716   General Property Trust (New)
                 (Units)++                                                 129,704
      38,688   Investa Property Group                                       51,647
      23,464   Mirvac Group                                                 71,113
      34,434   Stockland (Units)++                                         128,462
       1,977   Stockland (New) (Units)++                                     7,290
       2,474   Westfield Trust (New) (Units)++*                              7,159
      68,994   Westfield Trust (Units)++                                   202,131
                                                                    --------------
                                                                           708,006
                                                                    --------------
               STEEL
      26,546   BlueScope Steel Ltd.                                 $      112,635
       4,735   OneSteel Ltd.                                                 7,688
                                                                    --------------
                                                                           120,323
                                                                    --------------
               TOTAL AUSTRALIA                                          10,285,981
                                                                    --------------
               AUSTRIA (0.6%)
               BUILDING PRODUCTS
       6,115   Wienerberger AG                                             199,661
                                                                    --------------
               CONSTRUCTION MATERIALS
       1,538   RHI AG*                                                      33,171
                                                                    --------------
               ELECTRIC UTILITIES
         876   Oesterreichische
                 Elektrizitaetswirtschafts AG
                 (Verbund) (A Shares)                                      143,378
                                                                    --------------
               MAJOR BANKS
       5,752   Bank Austria Creditanstalt*                                 326,338
       4,602   Erste Bank der
                 Oesterreichischen
                 Sparkassen AG                                             688,437
                                                                    --------------
                                                                         1,014,775
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
      31,013   Telekom Austria AG*                                         455,207
                                                                    --------------
               OIL REFINING/MARKETING
       2,105   OMV AG                                                      384,637
                                                                    --------------
               OTHER TRANSPORTATION
       1,083   Flughafen Wien AG                                            59,822
                                                                    --------------
               REAL ESTATE DEVELOPMENT
      32,785   Immofinanz Immobilien
                 Anlagen AG*                                               254,947
                                                                    --------------
               STEEL
       1,009   Boehler-Uddeholm AG                                          81,703
       3,092   Voestalpine AG                                              134,560
                                                                    --------------
                                                                           216,263
                                                                    --------------
               TOTAL AUSTRIA                                             2,761,861
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
--------------------------------------------------------------------------------
               BELGIUM (0.8%)
               CHEMICALS: SPECIALTY
       3,487   Solvay S.A. (A Shares)                               $      292,051
                                                                    --------------
               ELECTRIC UTILITIES
       1,216   Electrabel S.A.                                             399,075
                                                                    --------------
               ELECTRONIC
               EQUIPMENT/INSTRUMENTS
      11,838   Agfa Gevaert NV                                             268,934
                                                                    --------------
               FINANCIAL CONGLOMERATES
      69,237   Fortis                                                    1,506,550
                                                                    --------------
               MAJOR BANKS
      41,052   Dexia                                                       674,866
       5,663   KBC Bankverzekeringsholding*                                318,168
                                                                    --------------
                                                                           993,034
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
       2,051   Belgacom SA*                                                 62,175
                                                                    --------------
               METAL FABRICATIONS
         401   Bekaert NV                                                   22,342
                                                                    --------------
               OTHER METALS/MINERALS
         336   Umicore                                                      19,441
                                                                    --------------
               PHARMACEUTICALS: OTHER
       5,384   UCB S.A.                                                    215,338
                                                                    --------------
               TOTAL BELGIUM                                             3,778,940
                                                                    --------------
               BERMUDA (0.0%)
               APPAREL/FOOTWEAR
      30,500   Yue Yuen Industrial (Holdings)
                 Ltd.                                                       82,308
                                                                    --------------
               CONSTRUCTION MATERIALS
      36,000   Cheung Kong Infrastructure
                 Holdings Ltd.                                              86,073
                                                                    --------------
               TOTAL BERMUDA                                               168,381
                                                                    --------------
               BRAZIL (0.4%)
               AEROSPACE & DEFENSE
      10,000   Empresa Brasileira de
                 Aeronautica S.A. (Pref.)                                   64,736
                                                                    --------------
               BEVERAGES: ALCOHOLIC
     704,000   Companhia de Bebidas das
                 Americas (Pref.)                                   $      131,325
                                                                    --------------
               ELECTRIC UTILITIES
   4,448,000   Centrais Electricas Brasileiras
                 S.A.                                                       46,996
   3,195,000   Centrais Electricas Brasileiras
                 S.A. (Class B) (Pref.)                                     35,706
   3,503,000   Companhia Energetica de
                 Minas Gerais (Pref.)                                       53,709
                                                                    --------------
                                                                           136,411
                                                                    --------------
               INTEGRATED OIL
       9,000   Petroleo Brasileiro S.A.                                    257,274
      12,000   Petroleo Brasileiro S.A. (Pref.)                            299,734
                                                                    --------------
                                                                           557,008
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
   4,895,000   Brasil Telecom Participacoes
                 S.A. (Pref.)                                               29,954
                                                                    --------------
               OTHER METALS/MINERALS
       5,000   Companhia Vale do Rio Doce
                 (Class A) (Pref.)                                         197,615
       4,000   Companhia Vale do Rio Dolce
                 (CVRD)                                                    180,607
                                                                    --------------
                                                                           378,222
                                                                    --------------
               PULP & PAPER
      19,000   Aracruz Celulose S.A. (Pref.)
                 (B Shares)                                                 59,557
     842,000   Votorantim Celulose e Papel
                 S.A. (Pref.)                                               53,303
                                                                    --------------
                                                                           112,860
                                                                    --------------
               REGIONAL BANKS
       3,000   Banco Bradesco SA (Pref.)                                   123,475
   1,613,000   Banco Itau Holding Financeira
                 S.A. (Pref.)                                              128,490
   1,226,000   Unibanco-Uniao de Banco
                 Brasileiros S.A.                                           47,641
                                                                    --------------
                                                                           299,606
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               SPECIALTY TELECOMMUNICATIONS
   6,372,000   Tele Norte Leste Participacoes
                 S.A. (Pref.)                                       $       75,769
                                                                    --------------
               STEEL
   1,422,000   Companhia Siderurgica
                 Nacional S.A.                                              67,805
       6,000   Gerdau S.A. (Pref.)                                          62,964
       5,000   Usinas Siderurgicas de Minas
                 Gerais S.A. (Class A) (Pref.)                              50,256
                                                                    --------------
                                                                           181,025
                                                                    --------------
               TOBACCO
       3,000   Souza Cruz S.A.                                              26,576
                                                                    --------------
               WIRELESS TELECOMMUNICATIONS
   5,385,000   Telecentro Oeste Celular
                 Participacoes S.A. (Pref.)                                 15,228
   9,214,000   Telesp Celular Participacoes
                 S.A. (Pref.)*                                              26,276
                                                                    --------------
                                                                            41,504
                                                                    --------------
               TOTAL BRAZIL                                              2,034,996
                                                                    --------------
               CHINA (0.4%)
               AIR FREIGHT/COURIERS
     142,000   Sinotrans Limited                                            48,697
                                                                    --------------
               AIRLINES
      84,000   China Southern Airlines Co.,
                 Ltd.*                                                      35,806
                                                                    --------------
               ALUMINUM
     196,000   Aluminum Corp. of China Ltd.                                114,957
                                                                    --------------
               CHEMICALS: SPECIALTY
     148,000   Sinopec Shanghai
                 Petrochemical Co.                                          49,332
                                                                    --------------
               CONTRACT DRILLING
     108,000   China Oilfield Services Ltd.                                 31,153
                                                                    --------------
               ELECTRIC UTILITIES
     128,000   Huadian Power International
                 Corp.                                                      36,511
     180,000   Huaneng Power International,
                 Inc.                                                      168,455
                                                                    --------------
                                                                           204,966
                                                                    --------------
               ELECTRICAL PRODUCTS
      10,000   BYD Company Ltd.                                     $       29,743
                                                                    --------------
               INTEGRATED OIL
     968,000   China Petroleum & Chemical
                 Corp.                                                     335,064
   1,012,000   PetroChina Co. Ltd.                                         441,111
                                                                    --------------
                                                                           776,175
                                                                    --------------
               LIFE/HEALTH INSURANCE
     427,000   China Life Insurance Co., Ltd.*                             232,651
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
     508,000   China Telecom Corp. Ltd.                                    151,417
                                                                    --------------
               MARINE SHIPPING
      30,000   China Shipping Development
                 Co., Ltd.*                                                 17,307
                                                                    --------------
               OTHER METALS/MINERALS
      75,000   Jiangxi Copper Co., Ltd.                                     29,085
                                                                    --------------
               OTHER TRANSPORTATION
     128,000   Beijing Capital International
                 Airport Co., Ltd.                                          39,383
      84,000   Jiangsu Expressway Co., Ltd.*                                37,960
      98,000   Zhejiang Expressway Co. Ltd.                                 61,248
                                                                    --------------
                                                                           138,591
                                                                    --------------
               STEEL
      62,000   Angang New Steel Company
                 Ltd.*                                                      23,647
     110,000   Maanshan Iron & Steel Co.
                 Ltd.                                                       32,082
                                                                    --------------
                                                                            55,729
                                                                    --------------
               TEXTILES
      17,000   Weiqiao Textile Co. Ltd.                                     22,012
                                                                    --------------
               TOTAL CHINA                                               1,937,621
                                                                    --------------
               DENMARK (0.4%)
               BIOTECHNOLOGY
       1,350   Novozymes AS (Series B)                                      55,428
                                                                    --------------
               ELECTRICAL PRODUCTS
       2,400   Vestas Wind Systems AS*                                      35,744
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               MAJOR BANKS
      36,544   Danske Bank AS                                       $      820,810
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
       1,900   TDC AS                                                       64,549
                                                                    --------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
       2,000   Group 4 Falck AS                                             49,591
       1,100   ISS AS                                                       54,904
                                                                    --------------
                                                                           104,495
                                                                    --------------
               PHARMACEUTICALS: MAJOR
      16,800   Novo Nordisk AS (Series B)                                  797,965
                                                                    --------------
               TOTAL DENMARK                                             1,878,991
                                                                    --------------
               FINLAND (1.4%)
               BUILDING PRODUCTS
       1,178   Uponor Oyj                                                   35,993
                                                                    --------------
               ENGINEERING & CONSTRUCTION
       3,675   Kone Oyj (B Shares)                                         213,564
                                                                    --------------
               FOOD RETAIL
      16,110   Kesko Oyj (B Shares)                                        296,301
                                                                    --------------
               INDUSTRIAL MACHINERY
      17,131   Metso Oyj                                                   209,985
                                                                    --------------
               INFORMATION TECHNOLOGY
               SERVICES
       8,260   TietoEnator Oyj                                             245,944
                                                                    --------------
               MULTI-LINE INSURANCE
      21,231   Sampo Oyj (A Shares)                                        203,257
                                                                    --------------
               OIL REFINING/MARKETING
      21,853   Fortum Oyj                                                  244,823
                                                                    --------------
               OTHER METALS/MINERALS
      10,878   Outokumpu Oyj                                               165,793
                                                                    --------------
               PULP & PAPER
      39,857   Stora Enso Oyj (Registered
                 Shares)                                                   537,262
      30,171   UPM-Kymmene Oyj                                             556,001
                                                                    --------------
                                                                         1,093,263
                                                                    --------------
               TELECOMMUNICATION EQUIPMENT
     266,997   Nokia Oyj                                                 3,755,811
                                                                    --------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
       3,297   Wartsila Oyj (B Shares)                              $       72,491
                                                                    --------------
               TOTAL FINLAND                                             6,537,225
                                                                    --------------
               FRANCE (8.8%)
               ADVERTISING/MARKETING SERVICES
       5,525   Publicis Groupe                                             165,501
                                                                    --------------
               AEROSPACE & DEFENSE
      11,782   Thales S.A.                                                 437,492
         715   Zodiac S.A.                                                  21,435
                                                                    --------------
                                                                           458,927
                                                                    --------------
               APPAREL/FOOTWEAR
      21,989   LVMH (Louis Vuitton Moet
                 Hennessy)                                               1,549,217
                                                                    --------------
               AUTO PARTS: O.E.M.
       4,022   Valeo S.A.                                                  165,731
                                                                    --------------
               AUTOMOTIVE AFTERMARKET
       7,399   Compagnie Generale des
                 Etablissements Michelin
                 (B Shares)                                                346,108
                                                                    --------------
               BROADCASTING
       6,704   Societe Television Francaise 1                              207,004
                                                                    --------------
               BUILDING PRODUCTS
      38,989   Compagnie de Saint-Gobain                                 1,967,704
                                                                    --------------
               CHEMICALS: SPECIALTY
       6,434   Air Liquide S.A.                                          1,126,317
                                                                    --------------
               CONSTRUCTION MATERIALS
         781   Imerys S.A.                                                 177,614
       9,635   Lafarge S.A.                                                802,354
                                                                    --------------
                                                                           979,968
                                                                    --------------
               DATA PROCESSING SERVICES
         757   Atos Origin SA*                                              43,855
                                                                    --------------
               ELECTRIC UTILITIES
      36,915   Suez S.A.                                                   739,552
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               ELECTRICAL PRODUCTS
       4,176   Alstom*                                              $        7,906
      19,000   Schneider Electric S.A.                                   1,279,438
                                                                    --------------
                                                                         1,287,344
                                                                    --------------
               ELECTRONICS/APPLIANCES
      15,729   Thomson (ex-TMM)                                            303,428
                                                                    --------------
               ENGINEERING & CONSTRUCTION
      21,786   Bouygues S.A.                                               743,703
       4,370   Vinci S.A.                                                  425,174
                                                                    --------------
                                                                         1,168,877
                                                                    --------------
               FOOD DISTRIBUTORS
       6,222   Sodexho Alliance S.A.                                       171,544
                                                                    --------------
               FOOD RETAIL
      18,709   Carrefour S.A.                                              867,767
       2,465   Casino Guichard Perrachon
                 S.A.                                                      219,302
                                                                    --------------
                                                                         1,087,069
                                                                    --------------
               FOOD: MAJOR DIVERSIFIED
       4,046   Groupe Danone                                               677,739
                                                                    --------------
               HOTELS/RESORTS/CRUISELINES
      11,064   Accor S.A.                                                  465,582
                                                                    --------------
               INFORMATION TECHNOLOGY
               SERVICES
       6,087   Cap Gemini S.A.*                                            215,302
                                                                    --------------
               INTEGRATED OIL
      42,459   Total S.A.                                                7,849,916
                                                                    --------------
               INTERNET SOFTWARE/SERVICES
       2,289   Business Objects S.A.*                                       51,727
      16,215   Wanadoo*                                                    157,373
                                                                    --------------
                                                                           209,100
                                                                    --------------
               LIFE/HEALTH INSURANCE
       4,001   Cnp Assurances                                              237,303
                                                                    --------------
               MAJOR BANKS
      48,423   BNP Paribas S.A.                                          2,906,824
      19,003   Societe Generale*                                         1,582,473
                                                                    --------------
                                                                         4,489,297
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
      59,975   France Telecom S.A.*                                      1,446,583
                                                                    --------------
               MEDIA CONGLOMERATES
      52,516   Vivendi Universal S.A.*                              $    1,320,789
                                                                    --------------
               MEDICAL SPECIALTIES
       1,745   Essilor International S.A.                                  102,055
                                                                    --------------
               MOTOR VEHICLES
      10,155   Peugeot S.A.                                                545,357
       9,166   Renault S.A.                                                683,673
                                                                    --------------
                                                                         1,229,030
                                                                    --------------
               MULTI-LINE INSURANCE
      89,362   AXA                                                       1,881,282
                                                                    --------------
               OILFIELD SERVICES/EQUIPMENT
         270   Technip S.A.*                                                37,398
                                                                    --------------
               OTHER CONSUMER SPECIALTIES
       3,632   Societe BIC S.A.                                            157,537
                                                                    --------------
               PACKAGED SOFTWARE
       2,132   Dassault Systemes S.A.                                       87,008
                                                                    --------------
               PHARMACEUTICALS: MAJOR
      42,899   Aventis S.A.*                                             3,266,571
      22,359   Sanofi-Synthelabo S.A.                                    1,419,899
                                                                    --------------
                                                                         4,686,470
                                                                    --------------
               PUBLISHING: BOOKS/MAGAZINES
       7,187   Lagardere S.C.A.                                            432,726
                                                                    --------------
               REGIONAL BANKS
      20,076   Credit Agricole S.A.                                        495,053
                                                                    --------------
               SEMICONDUCTORS
      33,494   STMicroelectronics NV*                                      738,037
                                                                    --------------
               TELECOMMUNICATION EQUIPMENT
      69,060   Alcatel S.A.*                                             1,028,554
       1,111   Sagem S.A.                                                  121,139
                                                                    --------------
                                                                         1,149,693
                                                                    --------------
               WATER UTILITIES
       7,990   Veolia Environnement                                        212,439
                                                                    --------------
               TOTAL FRANCE                                             39,888,485
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               GERMANY (6.0%)
               AIR FREIGHT/COURIERS
      24,210   Deutsche Post AG
                 (Registered Shares)                                $      533,465
                                                                    --------------
               AIRLINES
       9,924   Deutsche Lufthansa AG                                       159,339
                                                                    --------------
               APPAREL/FOOTWEAR
         713   Adidas-Salomon AG                                            82,305
         352   Puma AG                                                      80,937
                                                                    --------------
                                                                           163,242
                                                                    --------------
               AUTO PARTS: O.E.M.
       5,689   Continental AG                                              246,828
                                                                    --------------
               BROADCASTING
       3,613   ProSiebenSat.1 Media AG
                 (Pref.)                                                    70,997
                                                                    --------------
               CHEMICALS: MAJOR DIVERSIFIED
      25,066   BASF AG                                                   1,292,667
      30,817   Bayer AG*                                                   839,304
                                                                    --------------
                                                                         2,131,971
                                                                    --------------
               CHEMICALS: SPECIALTY
       5,258   Linde AG                                                    287,412
                                                                    --------------
               CONSTRUCTION MATERIALS
       1,705   HeidelbergCement AG*                                         76,896
                                                                    --------------
               DEPARTMENT STORES
       3,143   KarstadtQuelle AG                                            66,770
       5,916   Metro AG                                                    262,206
                                                                    --------------
                                                                           328,976
                                                                    --------------
               ELECTRIC UTILITIES
      28,538   E. ON AG                                                  1,890,941
      16,993   RWE AG                                                      737,272
                                                                    --------------
                                                                         2,628,213
                                                                    --------------
               ELECTRONIC COMPONENTS
       2,245   Epcos AG*                                                    46,913
                                                                    --------------
               HOUSEHOLD/PERSONAL CARE
       1,721   Beiersdorf AG                                               187,754
       1,974   Henkel KGaA - Vorzug (Pref.)                                170,960
       1,463   Wella AG (Pref.)                                            133,348
                                                                    --------------
                                                                           492,062
                                                                    --------------
               INDUSTRIAL CONGLOMERATES
       5,153   MAN AG                                               $      189,181
      54,625   Siemens AG (Registered)                                   3,943,463
      17,270   ThyssenKrupp AG                                             299,633
                                                                    --------------
                                                                         4,432,277
                                                                    --------------
               INVESTMENT BANKS/BROKERS
       9,677   Deutsche Boerse AG                                          531,978
                                                                    --------------
               MAJOR BANKS
      36,991   Bayerische Hypo - und
                 Vereinsbank AG*                                           641,792
      44,366   Commerzbank AG                                              764,431
      40,454   Deutsche Bank AG
                 (Registered Shares)                                     3,332,449
                                                                    --------------
                                                                         4,738,672
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
     139,131   Deutsche Telekom AG
                 (Registered Shares)*                                    2,400,577
                                                                    --------------
               MEDICAL DISTRIBUTORS
       1,657   Celesio AG                                                   92,342
                                                                    --------------
               MEDICAL/NURSING SERVICES
       2,949   Fresenius Medical Care AG                                   205,367
                                                                    --------------
               MOTOR VEHICLES
      38,795   DaimlerChrysler AG
                 (Registered Shares)                                     1,738,043
         350   Porsche AG (Pref.)                                          217,032
      10,260   Volkswagen AG                                               451,787
       5,105   Volkswagen AG (Pref.)                                       152,981
                                                                    --------------
                                                                         2,559,843
                                                                    --------------
               MULTI-LINE INSURANCE
      17,427   Allianz AG (Registered Shares)*                           1,848,180
       4,396   Muenchener Rueckver AG
                 (Registered Shares)                                       475,162
                                                                    --------------
                                                                         2,323,342
                                                                    --------------
               OTHER CONSUMER SERVICES
       5,732   TUI AG                                                      119,848
                                                                    --------------
               PACKAGED SOFTWARE
       8,217   SAP AG                                                    1,245,470
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               PHARMACEUTICALS: MAJOR
       3,377   Merck KGaA                                           $      180,790
       8,939   Schering AG                                                 469,665
                                                                    --------------
                                                                           650,455
                                                                    --------------
               PHARMACEUTICALS: OTHER
       4,501   Altana AG                                                   286,427
                                                                    --------------
               SEMICONDUCTORS
      22,728   Infineon Technologies AG*                                   291,117
                                                                    --------------
               SPECIALTY STORES
       2,321   Douglas Holding AG                                           62,573
                                                                    --------------
               TOTAL GERMANY                                            27,106,602
                                                                    --------------
               GREECE (0.2%)
               CONSTRUCTION MATERIALS
       1,300   Titan Cement Co. S.A.                                        59,098
                                                                    --------------
               MAJOR BANKS
      11,447   National Bank of Greece S.A.                                340,426
                                                                    --------------
               REGIONAL BANKS
       8,200   Alpha Bank A.E.                                             255,456
       6,896   EFG Eurobank Ergasias                                       146,582
                                                                    --------------
                                                                           402,038
                                                                    --------------
               TOTAL GREECE                                                801,562
                                                                    --------------
               HONG KONG (1.7%)
               AIRLINES
      66,000   Cathay Pacific Airways, Ltd.                                119,726
                                                                    --------------
               APPAREL/FOOTWEAR RETAIL
      56,500   Esprit Holdings Ltd.                                        231,786
                                                                    --------------
               BROADCASTING
      10,000   Television Broadcasts Ltd.                                   46,665
                                                                    --------------
               COAL
      66,000   Yanzhou Coal Mining Co., Ltd.
                 (Class H)                                                  61,767
                                                                    --------------
               ELECTRIC UTILITIES
      88,000   Datang International Power
                 Generation Co., Ltd.
                 (Class H)                                                  68,818
     114,300   CLP Holdings Ltd.                                           608,111
      89,000   Hong Kong Electric
                 Holdings Ltd.                                      $      391,357
                                                                    --------------
                                                                         1,068,286
                                                                    --------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
       3,000   ASM Pacific Technology Ltd.                                  12,423
                                                                    --------------
               ENGINEERING & CONSTRUCTION
      21,000   Hopewell Holdings Ltd.                                       37,152
      88,252   New World Development Co.,
                 Ltd.                                                       70,712
                                                                    --------------
                                                                           107,864
                                                                    --------------
               FINANCIAL CONGLOMERATES
      80,000   Wharf (Holdings) Ltd. (The)                                 219,479
                                                                    --------------
               GAS DISTRIBUTORS
     250,483   Hong Kong & China Gas Co.,
                 Ltd.                                                      430,300
                                                                    --------------
               HOTELS/RESORTS/CRUISELINES
      73,116   Shangri-La Asia Ltd.                                         71,707
                                                                    --------------
               INDUSTRIAL CONGLOMERATES
     141,900   Hutchison Whampoa Ltd.                                      955,059
      61,000   Swire Pacific Ltd. (Class A)                                398,831
                                                                    --------------
                                                                         1,353,890
                                                                    --------------
               INVESTMENT BANKS/BROKERS
      67,000   Hong Kong Exchanges &
                 Clearing Ltd.                                             133,995
                                                                    --------------
               MAJOR BANKS
      93,020   Bank of East Asia Ltd.                                      271,894
     171,500   BOC Hong Kong (Holdings)
                 Ltd.                                                      292,418
      46,000   Hang Seng Bank Ltd.                                         583,824
                                                                    --------------
                                                                         1,148,136
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
     201,611   PCCW Ltd.*                                                  138,279
                                                                    --------------
               MISCELLANEOUS MANUFACTURING
      95,500   Johnson Electric Holdings Ltd.                               84,477
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               OIL REFINING/MARKETING
      18,000   Sinopec Zhenhai Refining &
                 Chemical Co., Ltd. (Class H)                       $       16,269
                                                                    --------------
               PROPERTY - CASUALTY INSURERS
     202,000   PICC Property & Casualty
                 Company Ltd.* (Class H)                                    70,568
                                                                    --------------
               PUBLISHING: NEWSPAPERS
      24,000   SCMP Group Ltd.                                              10,153
                                                                    --------------
               RAILROADS
      88,344   MTR Corp., Ltd.                                             134,210
                                                                    --------------
               REAL ESTATE DEVELOPMENT
      98,000   Cheung Kong (Holdings) Ltd.                                 750,676
      79,000   Hang Lung Properties Ltd.                                   106,848
      44,000   Henderson Land Development
                 Co., Ltd.                                                 197,428
      15,000   Hysan Development Co., Ltd.                                  24,807
      62,973   Sino Land Co., Ltd.                                          38,146
      86,000   Sun Hung Kai Properties Ltd.                                738,690
                                                                    --------------
                                                                         1,856,595
                                                                    --------------
               TOOLS/HARDWARE
      29,500   Techtronic Industries Co., Ltd.                              79,042
                                                                    --------------
               WHOLESALE DISTRIBUTORS
     104,000   Li & Fung Ltd.                                              161,994
                                                                    --------------
               TOTAL HONG KONG                                           7,557,611
                                                                    --------------
               INDIA (1.0%)
               ALUMINUM
       7,600   Hindalco Industries Ltd.                                    190,162
                                                                    --------------
               CONSTRUCTION MATERIALS
       2,600   Grasim Industries Ltd.                                       72,152
                                                                    --------------
               FINANCE/RENTAL/LEASING
      18,900   Housing Development Finance
                 Corp., Ltd.                                               253,273
                                                                    --------------
               FINANCIAL PUBLISHING/SERVICES
       2,800   I-Flex Solutions Ltd.                                        33,276
                                                                    --------------
               GAS DISTRIBUTORS
      29,800   Gail India Ltd.                                             146,057
                                                                    --------------
               HOUSEHOLD/PERSONAL CARE
      95,600   Hindustan Lever Ltd.                                        303,002
                                                                    --------------
               INFORMATION TECHNOLOGY
               SERVICES
       4,300   Infosys Technologies Ltd.                            $      496,787
      23,200   Satyam Computer Services Ltd.                               167,087
       2,500   Wipro Ltd.                                                   86,669
                                                                    --------------
                                                                           750,543
                                                                    --------------
               MOTOR VEHICLES
       5,000   Bajaj Auto Ltd                                              103,333
      11,300   Hero Honda Motors Ltd.                                      122,461
       5,500   Maruti Udyog Ltd*                                            67,173
                                                                    --------------
                                                                           292,967
                                                                    --------------
               OIL REFINING/MARKETING
      13,600   Hindustan Petroleum Corp.,
                 Ltd.                                                      140,564
      66,000   Reliance Industries Ltd.                                    779,852
                                                                    --------------
                                                                           920,416
                                                                    --------------
               PHARMACEUTICALS: GENERIC
               DRUGS
       7,300   Dr. Reddy's Laboratories Ltd.                               142,477
                                                                    --------------
               PHARMACEUTICALS: OTHER
      10,300   Ranbaxy Laboratories Ltd.                                   245,662
                                                                    --------------
               REGIONAL BANKS
      13,700   HDFC Bank Ltd.                                              115,597
      44,600   ICICI Bank Ltd.                                             315,554
                                                                    --------------
                                                                           431,151
                                                                    --------------
               SPECIALTY TELECOMMUNICATIONS
       9,300   Mahanagar Telephone Nigam
                 Ltd.                                                       30,948
                                                                    --------------
               STEEL
      20,900   Tata Iron & Steel Co., Ltd.                                 167,857
                                                                    --------------
               TOBACCO
      10,200   ITC Ltd.                                                    246,254
                                                                    --------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
      31,300   Larsen & Toubro Ltd.                                        398,609
      15,100   Tata Motors Ltd.                                            160,304
                                                                    --------------
                                                                           558,913
                                                                    --------------
               TOTAL INDIA                                               4,785,110
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               IRELAND (0.5%)
               CONSTRUCTION MATERIALS
      12,892   CRH PLC                                              $      273,415
                                                                    --------------
               FINANCIAL CONGLOMERATES
       6,900   Irish Life & Permanent PLC                                  106,817
                                                                    --------------
               INDUSTRIAL CONGLOMERATES
       2,150   DCC PLC                                                      32,717
                                                                    --------------
               MAJOR BANKS
      48,178   Allied Irish Banks PLC                                      694,455
      56,372   Bank of Ireland                                             682,879
                                                                    --------------
                                                                         1,377,334
                                                                    --------------
               PHARMACEUTICALS: OTHER
      25,300   Elan Corporation PLC*                                       582,038
                                                                    --------------
               PUBLISHING: NEWSPAPERS
      21,900   Independent News & Media
                 PLC                                                        49,857
                                                                    --------------
               WHOLESALE DISTRIBUTORS
       4,250   Grafton Group PLC (Units)++*                                 31,420
                                                                    --------------
               TOTAL IRELAND                                             2,453,598
                                                                    --------------
               ITALY (2.0%)
               AEROSPACE & DEFENSE
      87,085   Finmeccanica SpA                                             66,468
                                                                    --------------
               APPAREL/FOOTWEAR
       1,582   Benetton Group SpA                                           18,538
                                                                    --------------
               BROADCASTING
      20,223   Mediaset SpA                                                221,715
                                                                    --------------
               CHEMICALS: MAJOR DIVERSIFIED
       1,710   Snia SpA                                                        611
                                                                    --------------
               COMMERCIAL PRINTING/FORMS
     109,717   Seat Pagine Gialle SpA                                       48,510
                                                                    --------------
               CONSTRUCTION MATERIALS
       1,767   Italcementi SpA                                              22,125
                                                                    --------------
               ELECTRIC UTILITIES
      65,980   Enel SpA                                                    525,731
                                                                    --------------
               FINANCIAL CONGLOMERATES
       2,989   Banca Fideuram SpA                                           17,048
      53,638   Pirelli & C. SpA                                     $       54,114
                                                                    --------------
                                                                            71,162
                                                                    --------------
               INTEGRATED OIL
     100,049   ENI SpA                                                   2,033,143
                                                                    --------------
               INVESTMENT BANKS/BROKERS
       4,683   Mediobanca SpA                                               54,260
                                                                    --------------
               LIFE/HEALTH INSURANCE
       6,718   Alleanza Assicurazioni SpA                                   74,297
       9,517   Assicurazioni Generali                                      250,872
       2,246   Mediolanum SpA                                               14,586
                                                                    --------------
                                                                           339,755
                                                                    --------------
               MAJOR BANKS
     127,354   Banca Intesa SpA                                            421,163
       7,450   Banca Intesa SpA RNC                                         18,657
       5,524   Banca Monte dei Paschi di
                 Siena SpA                                                  17,209
      11,358   Banca Nazionale del Lavoro
                 SpA*                                                       25,449
      60,947   SanPaolo IMI SpA                                            710,550
     158,005   UniCredito Italiano SpA                                     736,461
                                                                    --------------
                                                                         1,929,489
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
     457,034   Telecom Italia SpA*                                       1,464,878
     277,497   Telecom Italia SpA - RNC*                                   646,706
                                                                    --------------
                                                                         2,111,584
                                                                    --------------
               MEDICAL SPECIALTIES
       2,565   Sorin SpA*                                                    7,207
                                                                    --------------
               MOTOR VEHICLES
      14,779   Fiat SpA*                                                   103,947
                                                                    --------------
               MULTI-LINE INSURANCE
       3,065   Riunione Adriatica di Sicurta
                 SpA                                                        56,115
                                                                    --------------
               OIL & GAS PIPELINES
      11,337   Snam Rete Gas SpA                                            50,261
                                                                    --------------
               REGIONAL BANKS
       2,130   Banca Popolare di Milano Scrl*                               12,582
      12,764   Banco Popolare di Verona e
                 Novara Scrl                                               212,278
                                                                    --------------
                                                                           224,860
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               RESTAURANTS
       2,053   Autogrill SpA*                                       $       29,273
                                                                    --------------
               SPECIALTY TELECOMMUNICATIONS
       3,531   Tiscali SpA*                                                 18,320
                                                                    --------------
               WIRELESS TELECOMMUNICATIONS
     193,673   Telecom Italia Mobile (T.I.M.)*                           1,104,601
                                                                    --------------
               TOTAL ITALY                                               9,037,675
                                                                    --------------
               JAPAN (25.7%)
               ADVERTISING/MARKETING SERVICES
       3,000   Asatsu - DK Inc.                                             85,342
                                                                    --------------
               AGRICULTURAL
               COMMODITIES/MILLING
      10,000   Nisshin Seifun Group Inc.                                    92,136
                                                                    --------------
               AIR FREIGHT/COURIERS
      65,000   Nippon Express Co., Ltd.                                    379,824
      22,000   Yamato Transport Co., Ltd.                                  334,245
                                                                    --------------
                                                                           714,069
                                                                    --------------
               AIRLINES
      70,000   Japan Airlines System Corp.*                                208,643
                                                                    --------------
               APPAREL/FOOTWEAR
      13,000   Onward Kashiyama Co., Ltd.                                  198,097
       6,000   Wacoal Corp.                                                 61,261
                                                                    --------------
                                                                           259,358
                                                                    --------------
               APPAREL/FOOTWEAR RETAIL
       3,700   Fast Retailing Co., Ltd.                                    288,277
       1,800   Shimamura Co., Ltd.                                         148,396
       2,500   World Co., Ltd.                                              84,254
                                                                    --------------
                                                                           520,927
                                                                    --------------
               AUTO PARTS: O.E.M.
      49,350   Denso Corporation                                         1,039,489
      18,000   NGK Spark Plug Co., Ltd.                                    166,498
       2,000   Sanden Corp.                                                 13,662
       2,900   Stanley Electric Co., Ltd.                                   54,779
         800   Toyoda Gosei Co., Ltd.                                       21,888
       6,850   Toyota Industries Corp.                                     148,940
                                                                    --------------
                                                                         1,445,256
                                                                    --------------
               AUTOMOTIVE AFTERMARKET
      58,000   Bridgestone Corp.                                    $      981,555
                                                                    --------------
               BEVERAGES: ALCOHOLIC
      27,800   Asahi Breweries, Ltd.                                       312,303
      70,000   Kirin Brewery Co., Ltd.                                     693,785
       8,000   Takara Holdings Inc.                                         66,244
                                                                    --------------
                                                                         1,072,332
                                                                    --------------
               BROADCASTING
          17   Fuji Television Network, Inc.                                44,048
          17   Fuji Television Network, Inc.
                 (Bonus Shares)*                                            44,356
       7,300   Tokyo Broadcasting System,
                 Inc.                                                      145,497
                                                                    --------------
                                                                           233,901
                                                                    --------------
               BUILDING PRODUCTS
      26,000   Nippon Sheet Glass Company,
                 Ltd.                                                       90,687
      14,000   Tostem Inax Holding Corp.                                   266,353
      35,000   Toto Ltd.                                                   374,162
                                                                    --------------
                                                                           731,202
                                                                    --------------
               CHEMICALS: AGRICULTURAL
      11,000   Nissan Chemical Industries,
                 Ltd.                                                       82,415
                                                                    --------------
               CHEMICALS: MAJOR DIVERSIFIED
      89,000   Asahi Kasei Corp.                                           486,202
      18,000   Ishihara Sangyo Kaisha, Ltd.                                 39,790
     129,000   Mitsubishi Chemical Corp.                                   350,607
                                                                    --------------
                                                                           876,599
                                                                    --------------
               CHEMICALS: SPECIALTY
      12,000   Daicel Chemical Industries,
                 Ltd.                                                       53,053
      51,000   Dainippon Ink & Chemicals,
                 Inc.                                                      124,751
      35,000   Denki Kagaku Kogyo
                 Kabushiki Kaisha                                          117,005
      11,000   JSR Corp.                                                   231,700
      20,000   Kaneka Corp.                                                184,635
      28,000   Kuraray Co., Ltd.                                           210,038
      43,000   Mitsubishi Rayon Co., Ltd.                                  150,761

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
      40,000   Mitsui Chemicals, Inc.                               $      210,545
      23,797   Shin-Etsu Chemical Co., Ltd.                                961,538
       7,000   Showa Denko K.K.                                             15,918
      11,000   Sumitomo Bakelite Co., Ltd.                                  72,051
     100,000   Sumitomo Chemical Co., Ltd.                                 462,040
      39,000   Tosoh Corp.                                                 137,090
                                                                    --------------
                                                                         2,931,125
                                                                    --------------
               COMMERCIAL PRINTING/FORMS
      34,000   Dai Nippon Printing Co., Ltd.                               515,637
      32,000   Toppan Printing Co., Ltd.                                   376,010
                                                                    --------------
                                                                           891,647
                                                                    --------------
               COMPUTER PROCESSING
               HARDWARE
     111,000   Fujitsu Ltd.                                                771,308
                                                                    --------------
               CONSTRUCTION MATERIALS
       6,000   Taiheyo Cement Corp.                                         15,492
                                                                    --------------
               CONTAINERS/PACKAGING
      14,000   Toyo Seikan Kaisha, Ltd.                                    252,781
                                                                    --------------
               DEPARTMENT STORES
      16,000   Daimaru, Inc.                                               139,301
       6,000   Hankyu Department Stores,
                 Inc.                                                       49,737
      11,300   Isetan Co., Ltd.                                            156,017
      23,100   Marui Co., Ltd.                                             362,468
      26,000   Mitsukoshi, Ltd                                             138,268
      19,000   Takashimaya Co., Ltd.                                       229,109
                                                                    --------------
                                                                         1,074,900
                                                                    --------------
               ELECTRIC UTILITIES
      14,900   Chubu Electric Power Co.                                    310,473
      61,500   Kansai Electric Power Co., Inc.                           1,075,888
      10,600   Kyushu Electric Power Co.,
                 Inc.                                                      182,461
      31,900   Tohoku Electric Power Co., Inc.                             512,400
      89,000   Tokyo Electric Power Co., Inc.                            1,906,912
                                                                    --------------
                                                                         3,988,134
                                                                    --------------
               ELECTRICAL PRODUCTS
      14,000   Fujikura Ltd.                                                75,847
      44,000   Furukawa Electric Co., Ltd.*                                169,813
       2,100   Mabuchi Motor Co., Ltd.                                     144,782
      13,000   Matsushita Electric Works,
                 Ltd.                                               $      117,775
      30,000   NGK Insulators, Ltd.                                        225,041
       2,200   Nidec Corp.                                                 237,380
      44,000   Sumitomo Electric Industries,
                 Ltd.                                                      406,595
       1,000   Ushio Inc.                                                   18,663
                                                                    --------------
                                                                         1,395,896
                                                                    --------------
               ELECTRONIC COMPONENTS
      11,000   Alps Electric Co. Ltd.                                      158,453
      19,000   Citizen Watch Co., Ltd.                                     191,584
       2,200   Hirose Electric Co., Ltd.                                   252,129
       7,100   Hoya Corp.                                                  768,020
      13,500   Murata Manufacturing Co., Ltd.                              885,486
       7,000   Taiyo Yuden Co., Ltd.                                       117,005
       7,600   TDK Corp.                                                   542,562
                                                                    --------------
                                                                         2,915,239
                                                                    --------------
               ELECTRONIC
               EQUIPMENT/INSTRUMENTS
      54,000   Canon, Inc.                                               2,832,578
      29,000   Casio Computer Co., Ltd.                                    334,454
       1,800   Keyence Corp.                                               432,143
      13,500   Konica Minolta Holdings, Inc.                               186,882
      10,900   Kyocera Corp.                                               901,585
     152,000   Matsushita Electric Industrial
                 Co., Ltd.                                               2,232,216
     139,000   Mitsubishi Electric Corp.                                   702,682
     100,000   NEC Corp.                                                   785,468
      48,000   OKI Electric Industry Co., Ltd.*                            196,992
      17,000   Omron Corp.                                                 414,296
      40,000   Ricoh Co., Ltd.                                             797,246
     126,000   Sanyo Electric Co. Ltd.                                     570,756
     200,000   Toshiba Corp.                                               918,645
      14,000   Yokogawa Electric Corp.                                     190,125
                                                                    --------------
                                                                        11,496,068
                                                                    --------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
       4,800   Advantest Corp.                                             364,849
      20,000   Nikon Corporation                                           233,919
      10,400   Tokyo Electron Ltd.                                         633,158
                                                                    --------------
                                                                         1,231,926
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               ELECTRONICS/APPLIANCE STORES
       5,400   Yamada Denki Co., Ltd.                               $      185,414
                                                                    --------------
               ELECTRONICS/APPLIANCES
      27,000   Fuji Photo Film Co., Ltd.                                   868,364
      12,554   Pioneer Corp.                                               358,263
      63,000   Sharp Corp.                                               1,135,804
      53,796   Sony Corp.                                                2,081,074
                                                                    --------------
                                                                         4,443,505
                                                                    --------------
               ENGINEERING & CONSTRUCTION
      12,000   JGC Corp.                                                   106,324
      85,000   Kajima Corp.                                                297,246
      45,000   Obayashi Corp.                                              217,702
      66,000   Shimizu Corporation                                         278,637
       7,000   Taisei Corp.                                                 24,542
                                                                    --------------
                                                                           924,451
                                                                    --------------
               FINANCIAL CONGLOMERATES
         439   Mizuho Financial Group, Inc.                              2,076,083
                                                                    --------------
               FOOD RETAIL
      15,800   Aeon Co., Ltd.                                              692,807
       4,500   FamilyMart Co., Ltd.                                        129,235
      24,000   Ito-Yokado Co., Ltd.                                        998,007
       4,100   Lawson, Inc.                                                153,778
      27,000   Seven - Eleven Japan Co., Ltd.                              917,286
                                                                    --------------
                                                                         2,891,113
                                                                    --------------
               FOOD: MEAT/FISH/DAIRY
      16,000   Nippon Meat Packers, Inc.                                   190,759
       6,000   Yakult Honsha Co., Ltd.                                      87,244
                                                                    --------------
                                                                           278,003
                                                                    --------------
               FOOD: SPECIALTY/CANDY
      42,000   Ajinomoto Co., Inc.                                         491,230
         900   House Foods Corp.                                            12,198
       9,000   Kikkoman Corp.                                               71,589
      13,000   Meiji Seika Kaisha Ltd.                                      53,941
       5,100   Nissin Food Products Co., Ltd.                              127,292
       7,000   Yamazaki Baking Co., Ltd.                                    68,617
                                                                    --------------
                                                                           824,867
                                                                    --------------
               GAS DISTRIBUTORS
     145,000   Osaka Gas Co., Ltd.                                         401,975
     175,000   Tokyo Gas Co., Ltd.                                  $      648,442
                                                                    --------------
                                                                         1,050,417
                                                                    --------------
               HOME BUILDING
       8,500   Daito Trust Construction Co.,
                 Ltd.                                                      288,005
      44,000   Daiwa House Industry Co., Ltd.                              492,299
      26,000   Sekisui Chemical Co., Ltd.                                  183,964
      50,000   Sekisui House, Ltd.                                         529,987
                                                                    --------------
                                                                         1,494,255
                                                                    --------------
               HOUSEHOLD/PERSONAL CARE
      34,000   Kao Corp.                                                   811,651
      27,000   Shiseido Company, Ltd.                                      331,935
       3,300   Uni-Charm Corp.                                             156,061
                                                                    --------------
                                                                         1,299,647
                                                                    --------------
               INDUSTRIAL CONGLOMERATES
     189,000   Hitachi, Ltd.                                             1,327,007
      62,000   Kawasaki Heavy Industries,
                 Ltd.                                                       94,927
                                                                    --------------
                                                                         1,421,934
                                                                    --------------
               INDUSTRIAL MACHINERY
      20,000   Amada Co., Ltd.                                             112,520
      11,000   Daikin Industries Ltd.                                      257,610
      12,600   Fanuc Ltd.                                                  771,662
      69,000   Ishikawajima-Harima Heavy
                 Industries Co., Ltd.*                                     103,144
     240,000   Mitsubishi Heavy Industries,
                 Ltd.                                                      660,989
       4,500   SMC Corporation                                             515,718
       1,800   THK Co., Ltd.                                                34,816
                                                                    --------------
                                                                         2,456,459
                                                                    --------------
               INDUSTRIAL SPECIALTIES
      83,000   Asahi Glass Company, Ltd.                                   878,275
      10,900   Nitto Denko Corp.                                           605,336
                                                                    --------------
                                                                         1,483,611
                                                                    --------------
               INFORMATION TECHNOLOGY
               SERVICES
       4,100   CSK Corp.                                                   178,293
          83   NTT Data Corp.                                              324,841
      14,100   Softbank Corp.                                              638,703

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                     VALUE
----------------------------------------------------------------------------------------
         100   TIS Inc.                                                   $        3,796
                                                                          --------------
                                                                               1,145,633
                                                                          --------------
               INVESTMENT BANKS/BROKERS
     211,000   Daiwa Securities Group Inc.                                     1,586,610
      75,000   Nikko Cordial Corp.                                               426,708
     145,000   Nomura Holdings, Inc.                                           2,354,050
                                                                          --------------
                                                                               4,367,368
                                                                          --------------
               MAJOR BANKS
         439   Mitsubishi Tokyo Financial
                 Group, Inc.                                                   3,905,581
      78,043   Mitsui Trust Holdings, Inc.                                       552,198
         183   Sumitomo Mitsui Financial
                 Group, Inc.                                                   1,382,696
     104,000   Sumitomo Trust & Banking
                 Co., Ltd. (The)                                                 625,621
         409   UFJ Holdings, Inc.                                              2,530,775
                                                                          --------------
                                                                               8,996,871
                                                                          --------------
               MAJOR TELECOMMUNICATIONS
         492   Nippon Telegraph & Telephone
                 Corp. (NTT)                                                   2,585,251
                                                                          --------------
               MARINE SHIPPING
       3,000   Kamigumi Co. Ltd.                                                  20,792
       5,000   Kawasaki Kisen Kaisha, Ltd.                                        21,426
       8,000   Mitsui O.S.K. Lines, Ltd.                                          35,006
      79,000   Nippon Yusen Kabushiki
                 Kaisha                                                          321,354
                                                                          --------------
                                                                                 398,578
                                                                          --------------
               MEDICAL SPECIALTIES
      11,000   Olympus Corp.                                                     213,263
      15,600   Terumo Corp.                                                      330,712
                                                                          --------------
                                                                                 543,975
                                                                          --------------
               MERCHANDISING
       4,300   Shimachu Co., Ltd.                                                114,921
                                                                          --------------
               METAL FABRICATIONS
      22,000   Minebea Co., Ltd.                                                 107,429
      42,000   Mitsui Mining & Smelting Co.,
                 Ltd.                                                            176,934
      53,000   NSK Ltd.                                                          243,921
      33,000   NTN Corp.                                                  $      141,113
                                                                          --------------
                                                                                 669,397
                                                                          --------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
         220   Bellsystem24, Inc.                                                 47,755
      11,000   Secom Co., Ltd.                                                   471,372
       2,000   USS Co Ltd                                                        169,052
                                                                          --------------
                                                                                 688,179
                                                                          --------------
               MISCELLANEOUS MANUFACTURING
      26,000   Ebara Corp.                                                       129,317
       5,400   Kurita Water Industries Ltd.                                       66,485
       8,000   Takuma Co., Ltd.                                                   56,822
                                                                          --------------
                                                                                 252,624
                                                                          --------------
               MOTOR VEHICLES
      67,504   Honda Motor Co., Ltd.                                           2,709,211
     203,300   Nissan Motor Co., Ltd.                                          2,263,596
     196,700   Toyota Motor Corp.                                              7,110,283
       2,000   Yamaha Motor Co., Ltd.                                             28,592
                                                                          --------------
                                                                              12,111,682
                                                                          --------------
               MOVIES/ENTERTAINMENT
         600   Namco Ltd.                                                         16,144
       3,600   Oriental Land Co. Ltd.                                            233,521
       6,400   TOHO Co., Ltd.                                                     97,525
                                                                          --------------
                                                                                 347,190
                                                                          --------------
               OFFICE EQUIPMENT/SUPPLIES
       5,200   Kokuyo Co., Ltd.                                                   64,211
                                                                          --------------
               OIL & GAS PRODUCTION
      12,000   Teikoku Oil Co., Ltd.                                              61,533
                                                                          --------------
               OIL REFINING/MARKETING
     119,000   Nippon Oil Corp.                                                  655,481
      14,300   Showa Shell Sekiyu K.K.                                           122,816
       8,000   TonenGeneral Sekiyu K.K.                                           67,476
                                                                          --------------
                                                                                 845,773
                                                                          --------------
               OTHER CONSUMER SERVICES
       4,400   Benesse Corporation                                               121,181
                                                                          --------------
               OTHER METALS/MINERALS
      20,000   Dowa Mining Co., Ltd.                                             110,708

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                     VALUE
----------------------------------------------------------------------------------------
      25,000   Nippon Mining Holdings, Inc.                               $      105,091
      38,000   Sumitomo Metal Mining Co.,
                 Ltd.                                                            231,002
                                                                          --------------
                                                                                 446,801
                                                                          --------------
               OTHER TRANSPORTATION
       6,000   Mitsubishi Logistics Corp.                                         54,303
                                                                          --------------
               PACKAGED SOFTWARE
       3,200   Oracle Corp.                                                      180,033
       3,200   Trend Micro Inc.                                                  122,631
                                                                          --------------
                                                                                 302,664
                                                                          --------------
               PERSONNEL SERVICES
       2,100   Meitec Corp.                                                       74,008
                                                                          --------------
               PHARMACEUTICALS: MAJOR
      45,900   Sankyo Co., Ltd.                                                  850,385
      75,000   Takeda Chemical Industries,
                 Ltd.                                                          3,023,646
                                                                          --------------
                                                                               3,874,031
                                                                          --------------
               PHARMACEUTICALS: OTHER
      24,800   Chugai Pharmaceutical Co.,
                 Ltd.                                                            375,213
      21,100   Daiichi Pharmaceutical Co.,
                 Ltd.                                                            369,699
      21,200   Eisai Co., Ltd.                                                   541,620
      13,200   Fujisawa Pharmaceutical Co.,
                 Ltd.                                                            306,740
       2,000   Kaken Pharmaceutical Co.,
                 Ltd.                                                             11,125
      32,000   Kyowa Hakko Kogyo Co., Ltd                                        212,792
      27,000   Shionogi & Co., Ltd.                                              424,887
      27,000   Taisho Pharmaceutical Co.,
                 Ltd.                                                            527,134
      25,000   Yamanouchi Pharmaceutical
                 Co., Ltd.                                                       833,484
                                                                          --------------
                                                                               3,602,694
                                                                          --------------
               PROPERTY - CASUALTY INSURERS
         106   Millea Holdings, Inc.                                           1,507,701
     180,000   Mitsui Sumitomo Insurance
                 Co., Ltd.                                                     1,694,329
      66,000   Sompo Japan Insurance Inc.                                        594,945
                                                                          --------------
                                                                               3,796,975
                                                                          --------------
               PULP & PAPER
          60   Nippon Unipac Holding                                      $      298,424
      81,000   Oji Paper Co. Ltd.                                                505,608
                                                                          --------------
                                                                                 804,032
                                                                          --------------
               RAILROADS
         105   Central Japan Railway Co.                                         858,036
         251   East Japan Railway Co.                                          1,282,515
      31,000   Keihin Electric Express Railway
                 Co., Ltd.                                                       187,606
      15,000   Keio Electric Railway Co., Ltd.                                    83,983
     122,000   Kintetsu Corp.                                                    437,688
      67,000   Tobu Railway Co., Ltd.                                            287,108
      76,000   Tokyu Corp.                                                       379,380
          28   West Japan Railway Co.                                            108,824
                                                                          --------------
                                                                               3,625,140
                                                                          --------------
               REAL ESTATE DEVELOPMENT
     113,000   Mitsubishi Estate Co., Ltd.                                     1,335,976
      95,000   Mitsui Fudosan Co., Ltd.                                        1,045,706
      38,000   Sumitomo Realty &
                 Development Co., Ltd.                                           426,545
                                                                          --------------
                                                                               2,808,227
                                                                          --------------
               REAL ESTATE INVESTMENT TRUSTS
          23   Japan Real Estate Investments
                 Corp.                                                           158,987
          22   Nippon Building Fund Inc.                                         161,243
                                                                          --------------
                                                                                 320,230
                                                                          --------------
               RECREATIONAL PRODUCTS
       7,100   Konami Corp.                                                      182,035
       8,100   Nintendo Co., Ltd.                                                764,649
       7,600   Shimano, Inc.                                                     177,985
       7,900   Yamaha Corp.                                                      148,152
                                                                          --------------
                                                                               1,272,821
                                                                          --------------
               RESTAURANTS
      10,300   Skylark Co., Ltd.                                                 202,025
                                                                          --------------
               SEMICONDUCTORS
       7,300   Rohm Co., Ltd.                                                    910,681
                                                                          --------------
               SPECIALTY STORES
      10,000   UNY Co., Ltd.                                                     117,050
                                                                          --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                     VALUE
----------------------------------------------------------------------------------------
               STEEL
      30,800   JFE Holdings, Inc.                                         $      690,614
     436,000   Nippon Steel Corp.                                                912,448
      27,000   Sumitomo Metal Industries,
                 Ltd.                                                             32,533
                                                                          --------------
                                                                               1,635,595
                                                                          --------------
               TEXTILES
       7,000   Nisshinbo Industries, Inc.                                         45,470
      67,000   Teijin Ltd.                                                       201,522
      90,000   Toray Industries, Inc.                                            411,759
                                                                          --------------
                                                                                 658,751
                                                                          --------------
               TOBACCO
          35   Japan Tobacco, Inc.                                               279,670
                                                                          --------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
      77,000   Komatsu Ltd.                                                      438,784
      89,000   Kubota Corp.                                                      386,220
                                                                          --------------
                                                                                 825,004
                                                                          --------------
               WHOLESALE DISTRIBUTORS
      89,000   Itochu Corp.*                                                     376,545
      88,000   Marubeni Corporation                                              221,634
      67,000   Mitsubishi Corp.                                                  638,558
      14,000   Mitsui & Co., Ltd.                                                115,419
      60,000   Sumitomo Corporation                                              460,409
                                                                          --------------
                                                                               1,812,565
                                                                          --------------
               WIRELESS TELECOMMUNICATIONS
         580   NTT DoCoMo, Inc.                                                1,150,752
                                                                          --------------
               TOTAL JAPAN                                                   116,986,396
                                                                          --------------
               LUXEMBOURG (0.1%)
               STEEL
      21,473   Arcelor                                                           356,603
                                                                          --------------
               NETHERLANDS (4.7%)
               AEROSPACE & DEFENSE
      17,588   European Aeronautic Defense
                 and Space Co.*                                                  444,660
                                                                          --------------
               AIR FREIGHT/COURIERS
      34,466   TPG NV                                                            742,936
                                                                          --------------
               BEVERAGES: ALCOHOLIC
      27,169   Heineken NV*                                               $    1,145,897
                                                                          --------------
               CHEMICALS: SPECIALTY
       2,492   DSM NV                                                            119,377
                                                                          --------------
               CONSTRUCTION MATERIALS
      15,008   James Hardie Industries NV                                         72,559
                                                                          --------------
               ELECTRONIC
               EQUIPMENT/INSTRUMENTS
       4,702   OCE NV                                                             79,157
                                                                          --------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
      26,490   ASML Holding NV*                                                  421,511
                                                                          --------------
               FINANCIAL CONGLOMERATES
     105,558   ING Groep NV (Share
                 Certificates)                                                 2,261,455
                                                                          --------------
               FOOD: MAJOR DIVERSIFIED
      33,051   Unilever NV (Share
                 Certificates)*                                                2,176,114
                                                                          --------------
               INDUSTRIAL CONGLOMERATES
      74,860   Koninklijke (Royal) Philips
                 Electronics NV                                                2,037,922
                                                                          --------------
               INDUSTRIAL SPECIALTIES
      13,830   Akzo Nobel NV                                                     503,762
                                                                          --------------
               INTEGRATED OIL
     131,784   Royal Dutch Petroleum Co.                                       6,406,149
                                                                          --------------
               INVESTMENT BANKS/BROKERS
       5,529   Euronext NV                                                       160,785
                                                                          --------------
               LIFE/HEALTH INSURANCE
      93,911   Aegon NV                                                        1,228,764
                                                                          --------------
               MAJOR BANKS
      89,551   ABN AMRO Holding NV                                             1,946,422
                                                                          --------------
               MAJOR TELECOMMUNICATIONS
     100,456   Koninklijke (Royal) KPN NV                                        723,402
                                                                          --------------
               PERSONNEL SERVICES
      11,161   Vedior NV (Share Certificates)                                    162,082
                                                                          --------------
               PUBLISHING: BOOKS/MAGAZINES
      26,385   Reed Elsevier NV                                                  370,522
      10,412   VNU N.V.                                                          291,182

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                     VALUE
----------------------------------------------------------------------------------------
      12,571   Wolters Kluwer NV (Share
                 Certificates)                                            $      211,629
                                                                          --------------
                                                                                 873,333
                                                                          --------------
               WHOLESALE DISTRIBUTORS
       5,168   Hagemeyer NV*                                                      11,146
                                                                          --------------
               TOTAL NETHERLANDS                                              21,517,433
                                                                          --------------
               NEW ZEALAND (0.0%)
               FOREST PRODUCTS
      62,696   Carter Holt Harvey Ltd.                                            82,381
                                                                          --------------
               MAJOR TELECOMMUNICATIONS
      23,290   Telecom Corporation of New
                 Zealand Ltd.                                                     82,480
                                                                          --------------
               TOTAL NEW ZEALAND                                                 164,861
                                                                          --------------
               NORWAY (0.3%)
               CHEMICALS: AGRICULTURAL
      10,967   Yara International ASA*                                            77,475
                                                                          --------------
               FINANCIAL CONGLOMERATES
      14,953   DnB NOR ASA                                                        94,744
                                                                          --------------
               FOOD: SPECIALTY/CANDY
      11,900   Orkla ASA                                                         287,733
                                                                          --------------
               INDUSTRIAL CONGLOMERATES
      10,967   Norsk Hydro ASA                                                   643,765
                                                                          --------------
               INTEGRATED OIL
      16,900   Statoil ASA                                                       211,084
                                                                          --------------
               MAJOR TELECOMMUNICATIONS
       8,200   Telenor ASA                                                        53,867
                                                                          --------------
               MISCELLANEOUS MANUFACTURING
       6,715   Tomra Systems ASA                                                  26,995
                                                                          --------------
               PULP & PAPER
       6,700   Norske Skogindustrier ASA                                         121,989
                                                                          --------------
               TELECOMMUNICATION EQUIPMENT
       1,300   Tandberg ASA*                                                      11,740
                                                                          --------------
               TOTAL NORWAY                                                    1,529,392
                                                                          --------------
               PORTUGAL (0.2%)
               CABLE/SATELLITE TV
       1,829   Pt Multimedia - Servicos de
                 Telecomunicacoes e
                 Multimedia SGPS SA                                       $       41,551
                                                                          --------------
               ELECTRIC UTILITIES
      43,649   Electricidade de Portugal, S.A.                                   119,245
                                                                          --------------
               MAJOR TELECOMMUNICATIONS
      60,523   Portugal Telecom, SGPS, S.A.
                 (Registered Shares)                                             656,294
                                                                          --------------
               REGIONAL BANKS
     102,901   Banco Comercial Portugues,
                 S.A.                                                            239,194
                                                                          --------------
               TOTAL PORTUGAL                                                  1,056,284
                                                                          --------------
               SINGAPORE (0.8%)
               AEROSPACE & DEFENSE
      94,334   Singapore Technologies
                 Engineering Ltd.                                                104,729
                                                                          --------------
               AIRLINES
      36,000   Singapore Airlines Ltd.                                           228,384
                                                                          --------------
               BEVERAGES: ALCOHOLIC
      10,000   Fraser & Neave Ltd.                                                78,125
                                                                          --------------
               COMPUTER PERIPHERALS
       2,793   Creative Technology, Ltd.                                          29,203
                                                                          --------------
               ELECTRONIC COMPONENTS
      13,696   Venture Corp., Ltd.                                               153,662
                                                                          --------------
               FINANCIAL CONGLOMERATES
      36,000   Keppel Corp., Ltd.                                                151,198
                                                                          --------------
               HOTELS/RESORTS/CRUISELINES
       8,962   Overseas Union Enterprise Ltd.                                     32,376
                                                                          --------------
               INVESTMENT BANKS/BROKERS
      60,479   Singapore Exchange Ltd.                                            57,907
                                                                          --------------
               MAJOR BANKS
      64,393   DBS Group Holdings Ltd.                                           540,895
      59,039   Oversea - Chinese Banking
                 Corp., Ltd.                                                     419,626
                                                                          --------------
                                                                                 960,521
                                                                          --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                     VALUE
----------------------------------------------------------------------------------------
               MAJOR TELECOMMUNICATIONS
     377,220   Singapore Telecommunications
                 Ltd.                                                     $      518,500
                                                                          --------------
               MARINE SHIPPING
      53,000   Neptune Orient Lines Ltd.                                          60,708
                                                                          --------------
               OTHER TRANSPORTATION
     165,068   ComfortDelgro Corp. Ltd.                                          119,263
                                                                          --------------
               PUBLISHING: NEWSPAPERS
      23,842   Singapore Press Holdings Ltd.                                     294,104
                                                                          --------------
               REAL ESTATE DEVELOPMENT
      69,000   Capitaland Ltd.                                                    65,255
      35,455   City Developments Ltd.                                            127,042
      34,925   United Overseas Land, Ltd.                                         36,722
                                                                          --------------
                                                                                 229,019
                                                                          --------------
               REGIONAL BANKS
      69,489   United Overseas Bank, Ltd.                                        559,210
                                                                          --------------
               SEMICONDUCTORS
      72,000   Chartered Semiconductor
                 Manufacturing Ltd.*                                              63,440
                                                                          --------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
      58,353   SembCorp Industries Ltd.                                           49,016
                                                                          --------------
               TOTAL SINGAPORE                                                 3,689,365
                                                                          --------------
               SPAIN (4.9%)
               BROADCASTING
         814   Antena 3 Television, S.A.*                                         41,354
                                                                          --------------
               ELECTRIC UTILITIES
      56,183   Endesa S.A.                                                     1,029,299
      46,064   Iberdrola S.A.                                                    907,939
      11,884   Union Fenosa, S.A.                                                246,769
                                                                          --------------
                                                                               2,184,007
                                                                          --------------
               ENGINEERING & CONSTRUCTION
       4,388   Acciona S.A.                                                      271,035
      15,470   ACS Actividades de
                 Construccion y Servicios, S.A.                                  751,270
      10,896   Fomento de Construcciones y
                 Contratas S.A.                                                  386,837
      11,190   Grupo Ferrovial, S.A.                                      $      446,079
                                                                          --------------
                                                                               1,855,221
                                                                          --------------
               GAS DISTRIBUTORS
     101,106   Gas Natural SDG, S.A.                                           2,479,842
                                                                          --------------
               INFORMATION TECHNOLOGY
               SERVICES
       3,956   Indra Sistemas S.A.                                                51,288
                                                                          --------------
               INTEGRATED OIL
      72,383   Repsol YPF, S.A.                                                1,523,834
                                                                          --------------
               MAJOR BANKS
     187,822   Banco Bilbao Vizcaya
                 Argentaria, S.A.                                              2,477,782
     263,067   Banco Santander Central
                 Hispano, S.A.                                                 2,824,254
                                                                          --------------
                                                                               5,302,036
                                                                          --------------
               MAJOR TELECOMMUNICATIONS
     428,889   Telefonica S.A.*                                                6,377,435
                                                                          --------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
      46,827   Amadeus Global Travel
                 Distribution S.A. (A Shares)                                    276,052
                                                                          --------------
               OTHER TRANSPORTATION
      24,848   Abertis Infraestructuras, S.A.                                    414,736
                                                                          --------------
               REAL ESTATE DEVELOPMENT
      13,665   Sacyr Vallehermoso S.A.                                           213,346
                                                                          --------------
               REGIONAL BANKS
      10,427   Banco Popular Espanol S.A.                                        575,082
                                                                          --------------
               STEEL
       3,904   Acerinox S.A.                                                     201,238
                                                                          --------------
               TOBACCO
      19,234   Altadis, S.A.                                                     543,429
                                                                          --------------
               WATER UTILITIES
      13,104   Sociedad General de Aguas de
                 Barcelona, S.A.                                                 210,396
                                                                          --------------
               TOTAL SPAIN                                                    22,249,296
                                                                          --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                     VALUE
----------------------------------------------------------------------------------------
               SWEDEN (2.6%)
               ADVERTISING/MARKETING SERVICES
       9,200   Eniro AB                                                   $       74,651
                                                                          --------------
               APPAREL/FOOTWEAR RETAIL
      37,700   Hennes & Mauritz AB
                 (B Shares)                                                      922,653
                                                                          --------------
               BROADCASTING
       2,900   Modern Times Group MTG AB
                 (B Shares)*                                                      48,960
                                                                          --------------
               ELECTRONICS/APPLIANCES
      30,400   Electrolux AB (Redemption
                 Rights)*                                                          9,748
      30,400   Electrolux AB (Series B)                                          600,767
                                                                          --------------
                                                                                 610,515
                                                                          --------------
               ENGINEERING & CONSTRUCTION
      48,480   Skanska AB (B Shares)                                             390,205
                                                                          --------------
               HOUSEHOLD/PERSONAL CARE
      12,086   Svenska Cellulosa AB
                 (B Shares)                                                      473,734
                                                                          --------------
               INDUSTRIAL MACHINERY
       1,350   Alfa Laval AB                                                      20,318
      15,700   Assa Abloy AB (B Shares)                                          191,090
      13,920   Atlas Copco AB (A Shares)                                         488,236
       7,469   Atlas Copco AB (B Shares)                                         241,443
      27,209   Sandvik AB                                                        884,901
                                                                          --------------
                                                                               1,825,988
                                                                          --------------
               INFORMATION TECHNOLOGY
               SERVICES
      15,675   WM-Data AB (B Shares)                                              34,875
                                                                          --------------
               LIFE/HEALTH INSURANCE
      77,562   Skandia Forsakrings AB                                            304,527
                                                                          --------------
               MAJOR BANKS
      25,500   Skandinaviska Enskilda
                 Banken AB (A Shares)                                            370,441
      41,500   Svenska Handelsbanken AB
                 (A Shares)                                                      801,116
                                                                          --------------
                                                                               1,171,557
                                                                          --------------
               MAJOR TELECOMMUNICATIONS
       5,185   Tele2 AB (B Shares)*                                              235,469
     115,848   TeliaSonera AB                                                    476,073
                                                                          --------------
                                                                                 711,542
                                                                          --------------
               METAL FABRICATIONS
       8,827   SKF AB (B Shares)                                          $      302,670
                                                                          --------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
      43,200   Securitas AB (B Shares)                                           621,916
                                                                          --------------
               PULP & PAPER
       5,550   Holmen AB (B Shares)                                              156,529
                                                                          --------------
               REGIONAL BANKS
     148,484   Nordea Bank AB                                                  1,000,789
                                                                          --------------
               STEEL
       6,700   SSAB Svenskt Stal AB
                 (Series A)                                                      110,046
                                                                          --------------
               TELECOMMUNICATION EQUIPMENT
     789,052   Telefonaktiebolaget LM
                 Ericsson* (B Shares)                                          2,137,625
                                                                          --------------
               TOBACCO
      25,600   Swedish Match AB                                                  257,980
                                                                          --------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY
       4,157   Volvo AB (A Shares)*                                              137,100
      10,430   Volvo AB (B Shares)*                                              356,953
                                                                          --------------
                                                                                 494,053
                                                                          --------------
               TOTAL SWEDEN                                                   11,650,815
                                                                          --------------
               SWITZERLAND (6.7%)
               BIOTECHNOLOGY
         580   Serono SA (B Shares)                                              347,839
                                                                          --------------
               BUILDING PRODUCTS
          95   Geberit AG                                                         57,780
         201   Schindler Holding AG                                               54,842
                                                                          --------------
                                                                                 112,622
                                                                          --------------
               CHEMICALS: AGRICULTURAL
       5,883   Syngenta AG                                                       471,103
                                                                          --------------
               CHEMICALS: SPECIALTY
       3,718   Ciba Specialty Chemicals AG
                 (Registered Shares)*                                            258,274
       7,239   Clariant AG (Registered
                 Shares)                                                          91,912

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                     VALUE
----------------------------------------------------------------------------------------
       2,170   Lonza Group AG
                 (Registered Shares)                                      $      104,849
                                                                          --------------
                                                                                 455,035
                                                                          --------------
               COMPUTER PERIPHERALS
       2,521   Logitech International S.A.
                 (Registered Shares)*                                            109,452
                                                                          --------------
               CONSTRUCTION MATERIALS
       8,195   Holcim Ltd. (Regular Shares)                                      423,476
                                                                          --------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
         709   Kudelski S.A. - Bearer*                                            21,479
                                                                          --------------
               FINANCIAL CONGLOMERATES
      75,952   UBS AG (Registered Shares)                                      5,402,112
                                                                          --------------
               FOOD: MAJOR DIVERSIFIED
      18,653   Nestle S.A. (Registered
                 Shares)                                                       4,722,279
                                                                          --------------
               HOUSEHOLD/PERSONAL CARE
         559   Givaudan S.A. (Registered
                 Shares)                                                         278,292
                                                                          --------------
               INDUSTRIAL CONGLOMERATES
      48,580   ABB Ltd.*                                                         273,722
          98   Sulzer AG (Registered Shares)*                                     25,415
                                                                          --------------
                                                                                 299,137
                                                                          --------------
               MAJOR BANKS
      73,383   Credit Suisse Group                                             2,588,456
                                                                          --------------
               MAJOR TELECOMMUNICATIONS
       1,627   Swisscom AG (Registered
                 Shares)                                                         505,455
                                                                          --------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
         591   SGS S.A.                                                          310,188
                                                                          --------------
               MULTI-LINE INSURANCE
       7,642   Zurich Financial Services AG*                                   1,209,177
                                                                          --------------
               OTHER CONSUMER SPECIALTIES
       4,569   Compagnie Financiere
                 Richemont AG (Series A)                                  $      117,611
       1,979   Swatch Group AG (B Shares)                                        263,108
       2,208   Swatch Group AG (Registered
                 Shares)                                                          59,478
                                                                          --------------
                                                                                 440,197
                                                                          --------------
               PERSONNEL SERVICES
       7,751   Adecco S.A. (Registered
                 Shares)*                                                        346,689
                                                                          --------------
               PHARMACEUTICALS: MAJOR
     147,358   Novartis AG (Registered
                 Shares)                                                       6,574,014
      44,160   Roche Holding AG                                                4,635,505
       2,351   Roche Holding AG - Bearer                                         346,589
                                                                          --------------
                                                                              11,556,108
                                                                          --------------
               PROPERTY - CASUALTY INSURERS
      11,579   Swiss Re (Registered Shares)                                      762,341
                                                                          --------------
               SPECIALTY STORES
         192   Valora Holding AG                                                  45,125
                                                                          --------------
               TOTAL SWITZERLAND                                              30,406,562
                                                                          --------------
               THAILAND (1.0%)
               AGRICULTURAL
               COMMODITIES/MILLING
     561,072   Charoen Pokphand Foods
                 PCL (Alien Shares)                                               51,598
                                                                          --------------
               BROADCASTING
     225,000   BEC World PCL (Alien Shares)                                      103,459
                                                                          --------------
               CONSTRUCTION MATERIALS
      25,100   Siam City Cement Co. PCL
                 (Alien Shares)                                                  134,231
      42,694   The Siam Cement PCL                                               224,054
      77,200   The Siam Cement PCL (Alien
                 Shares)                                                         416,713
                                                                          --------------
                                                                                 774,998
                                                                          --------------
               ELECTRIC UTILITIES
      43,076   Electricity Generating PCL                                         72,662
                                                                          --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                     VALUE
----------------------------------------------------------------------------------------
               ELECTRONIC COMPONENTS
      79,600   Delta Electronics (Thailand)
                 PCL (Alien Shares)                                       $       51,222
       9,656   Hana Microelectronics PCL
                 (Alien Shares)                                                   32,817
                                                                          --------------
                                                                                  84,039
                                                                          --------------
               FINANCE/RENTAL/LEASING
     160,800   National Finance PCL (Alien
                 Shares)                                                          65,902
      96,500   TISCO Finance PCL (Alien
                 Shares)                                                          71,140
                                                                          --------------
                                                                                 137,042
                                                                          --------------
               HOME BUILDING
     438,533   Land & Houses PCL                                                 112,877
     327,808   Land & Houses PCL (Alien
                 Shares)                                                          90,930
                                                                          --------------
                                                                                 203,807
                                                                          --------------
               MAJOR BANKS
     142,500   Kasikornbank PCL*                                                 172,712
     213,422   Kasikornbank PCL (Alien
                 Shares)*                                                        258,671
                                                                          --------------
                                                                                 431,383
                                                                          --------------
               OIL & GAS PRODUCTION
      25,839   PTT Exploration & Production
                 PCL (Alien Shares)                                              174,344
                                                                          --------------
               OIL REFINING/MARKETING
     186,600   PTT PCL (Alien Shares)                                            680,818
                                                                          --------------
               REGIONAL BANKS
      88,500   Bangkok Bank PCL*                                                 208,998
     170,200   Bangkok Bank PCL (Alien
                 Shares)*                                                        416,823
     126,200   Siam Commercial Bank PCL
                 (Alien Shares)                                                  145,860
      59,939   Siam Commercial Bank PCL
                 (Conv Pfd) (Alien Shares)                                        68,528
                                                                          --------------
                                                                                 840,209
                                                                          --------------
               STEEL
     106,000   Sahaviriya Steel Industries
                 PCL (Alien Shares)*                                      $       68,873
                                                                          --------------
               TELECOMMUNICATION
               EQUIPMENT
     290,100   Shin Corp. PCL (Alien Shares)                                     255,548
                                                                          --------------
               WIRELESS
               TELECOMMUNICATIONS
     223,800   Advanced Info Service PCL
                 (Alien Shares)                                                  492,163
                                                                          --------------
               TOTAL THAILAND                                                  4,370,943
                                                                          --------------
               UNITED KINGDOM (21.2%)
               ADVERTISING/MARKETING
               SERVICES
      61,639   Aegis Group PLC                                                    98,870
      67,783   WPP Group PLC                                                     669,817
      25,383   Yell Group PLC                                                    143,234
                                                                          --------------
                                                                                 911,921
                                                                          --------------
               AEROSPACE & DEFENSE
     351,048   BAE Systems PLC                                                 1,308,667
       2,571   Cobham PLC                                                         61,048
   8,331,050   Rolls Royce Group (Rights)                                         14,807
     166,621   Rolls-Royce Group PLC                                             685,554
                                                                          --------------
                                                                               2,070,076
                                                                          --------------
               AIR FREIGHT/COURIERS
      20,746   Exel PLC                                                          261,790
                                                                          --------------
               AIRLINES
      26,739   British Airways PLC*                                              134,253
                                                                          --------------
               AUTO PARTS: O.E.M.
      48,219   GKN PLC                                                           196,252
                                                                          --------------
               BEVERAGES: ALCOHOLIC
     176,874   Diageo PLC                                                      2,378,120
                                                                          --------------
               BROADCASTING
     249,655   ITV PLC                                                           547,984
                                                                          --------------
               CABLE/SATELLITE TV
      78,165   British Sky Broadcasting
                 Group PLC                                                       925,225
                                                                          --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               CASINO/GAMING
      89,823   Hilton Group PLC                                     $      396,711
      31,159   William Hill PLC                                            296,831
                                                                    --------------
                                                                           693,542
                                                                    --------------
               CATALOG/SPECIALTY DISTRIBUTION
      83,739   GUS PLC                                                   1,162,357
                                                                    --------------
               CHEMICALS: MAJOR DIVERSIFIED
      65,059   Imperial Chemical Industries
                 PLC                                                       253,517
                                                                    --------------
               CHEMICALS: SPECIALTY
      26,849   BOC Group PLC                                               432,570
                                                                    --------------
               COMMERCIAL PRINTING/FORMS
      37,374   De La Rue PLC                                               219,202
                                                                    --------------
               CONSTRUCTION MATERIALS
      21,494   BPB PLC                                                     138,862
      39,147   Hanson PLC                                                  299,177
      11,957   RMC Group PLC                                               125,063
                                                                    --------------
                                                                           563,102
                                                                    --------------
               CONTAINERS/PACKAGING
      25,663   Rexam PLC                                                   208,328
                                                                    --------------
               DEPARTMENT STORES
     174,251   Marks & Spencer Group PLC                                   855,536
                                                                    --------------
               DRUGSTORE CHAINS
      30,447   Boots Group PLC                                             330,633
                                                                    --------------
               ELECTRIC UTILITIES
     187,206   National Grid Transco PLC                                 1,423,215
      38,099   Scottish & Southern Energy
                 PLC                                                       462,144
      98,297   Scottish Power PLC                                          669,550
                                                                    --------------
                                                                         2,554,909
                                                                    --------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
      81,533   Invensys PLC*                                                28,257
                                                                    --------------
               ELECTRONICS/APPLIANCE STORES
     130,322   Dixons Group PLC                                            359,592
      18,193   Kesa Electricals PLC                                         91,182
                                                                    --------------
                                                                           450,774
                                                                    --------------
               ENGINEERING & CONSTRUCTION
      14,906   AMEC PLC                                             $       80,140
      10,062   Balfour Beatty PLC                                           44,976
                                                                    --------------
                                                                           125,116
                                                                    --------------
               FINANCIAL CONGLOMERATES
     214,320   Lloyds TSB Group PLC                                      1,605,540
                                                                    --------------
               FINANCIAL PUBLISHING/SERVICES
      81,983   Reuters Group PLC                                           543,492
                                                                    --------------
               FOOD RETAIL
      71,241   Sainsbury (J.) PLC                                          352,627
     273,933   Tesco PLC                                                 1,211,067
                                                                    --------------
                                                                         1,563,694
                                                                    --------------
               FOOD: MAJOR DIVERSIFIED
     149,281   Unilever PLC                                              1,411,487
                                                                    --------------
               FOOD: SPECIALTY/CANDY
      93,395   Cadbury Schweppes PLC                                       744,469
                                                                    --------------
               GAS DISTRIBUTORS
     123,089   Centrica PLC                                                478,004
                                                                    --------------
               HOME BUILDING
      11,749   Barratt Developments PLC                                    128,734
      12,147   Persimmon PLC                                               141,623
       5,071   Taylor Woodrow PLC                                           25,416
      23,647   Wimpey (George) PLC                                         172,419
                                                                    --------------
                                                                           468,192
                                                                    --------------
               HOME IMPROVEMENT CHAINS
      79,590   Kingfisher PLC                                              400,672
                                                                    --------------
               HOTELS/RESORTS/CRUISELINES
       9,364   Carnival PLC                                                420,559
      42,294   InterContinental Hotels Group
                 PLC                                                       396,141
                                                                    --------------
                                                                           816,700
                                                                    --------------
               HOUSEHOLD/PERSONAL CARE
      55,004   Reckitt Benckiser PLC                                     1,433,141
                                                                    --------------
               INDUSTRIAL CONGLOMERATES
      22,283   Smiths Group PLC                                            276,631
      21,201   Tomkins PLC                                                 101,926
                                                                    --------------
                                                                           378,557
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY
      11,498   Fki PLC                                              $       23,194
                                                                    --------------
               INDUSTRIAL SPECIALTIES
      35,014   Pilkington PLC                                               51,651
                                                                    --------------
               INFORMATION TECHNOLOGY
               SERVICES
      35,674   LogicaCMG PLC                                               137,585
      24,297   Misys PLC                                                    89,605
                                                                    --------------
                                                                           227,190
                                                                    --------------
               INTEGRATED OIL
     210,626   BG Group PLC                                              1,219,431
   1,467,072   BP PLC                                                   12,711,207
     629,931   Shell Transport & Trading Co.
                 PLC                                                     4,355,152
                                                                    --------------
                                                                        18,285,790
                                                                    --------------
               LIFE/HEALTH INSURANCE
      40,176   Friends Provident PLC                                       100,681
      83,406   Prudential PLC                                              656,692
                                                                    --------------
                                                                           757,373
                                                                    --------------
               MAJOR BANKS
     250,846   Barclays PLC                                              2,267,038
     145,347   HBOS PLC                                                  1,887,066
     583,924   HSBC Holdings PLC                                         8,385,490
     107,271   Royal Bank of Scotland Group
                 PLC                                                     3,227,751
                                                                    --------------
                                                                        15,767,345
                                                                    --------------
               MAJOR TELECOMMUNICATIONS
     454,163   BT Group PLC                                              1,440,823
     119,038   Cable & Wireless PLC*                                       261,284
                                                                    --------------
                                                                         1,702,107
                                                                    --------------
               MARINE SHIPPING
      47,054   Peninsular & Oriental Steam
                 Navigation Co. (The)                                      180,848
                                                                    --------------
               MEDICAL SPECIALTIES
      32,198   Smith & Nephew PLC                                          327,616
                                                                    --------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
      69,115   Brambles Industries PLC                                     257,960
       5,488   Davis Service Group PLC (The)                        $       37,455
     178,504   Hays PLC                                                    374,361
     202,948   Rentokil Initial PLC                                        678,115
      12,884   Securicor PLC                                                27,937
      51,166   Serco Group PLC                                             195,515
                                                                    --------------
                                                                         1,571,343
                                                                    --------------
               MISCELLANEOUS MANUFACTURING
      17,175   IMI PLC                                                     114,088
      28,079   Kidde PLC                                                    55,893
       2,230   Novar PLC                                                     5,073
                                                                    --------------
                                                                           175,054
                                                                    --------------
               MOTOR VEHICLES
       2,453   TI Automotive Ltd.                                                0
                                                                    --------------
               MOVIES/ENTERTAINMENT
      44,261   EMI Group PLC                                               202,956
      36,794   Rank Group PLC                                              207,953
                                                                    --------------
                                                                           410,909
                                                                    --------------
               MULTI-LINE INSURANCE
      38,702   Aviva PLC                                                   379,006
     276,056   Legal & General Group PLC                                   458,743
      27,012   Royal & Sun Alliance Insurance
                 Group PLC                                                  38,527
                                                                    --------------
                                                                           876,276
                                                                    --------------
               OTHER METALS/MINERALS
     130,924   BHP Billiton PLC                                          1,048,274
      57,830   Rio Tinto PLC                                             1,271,404
                                                                    --------------
                                                                         2,319,678
                                                                    --------------
               PACKAGED SOFTWARE
      56,800   Sage Group (The) PLC                                        174,392
                                                                    --------------
               PERSONNEL SERVICES
      74,241   Capita Group PLC                                            409,040
                                                                    --------------
               PHARMACEUTICALS: MAJOR
      92,654   AstraZeneca PLC                                           4,342,452
     310,094   GlaxoSmithKline PLC                                       6,431,688
                                                                    --------------
                                                                        10,774,140
                                                                    --------------
               PRECIOUS METALS
      12,836   Johnson Matthey PLC                                         203,610
                                                                    --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                VALUE
----------------------------------------------------------------------------------
               PUBLISHING: BOOKS/MAGAZINES
      14,554   EMAP PLC                                             $      223,619
      43,800   Pearson PLC                                                 512,225
      68,231   Reed Elsevier PLC                                           636,652
                                                                    --------------
                                                                         1,372,496
                                                                    --------------
               PUBLISHING: NEWSPAPERS
      17,261   Daily Mail and General Trust                                205,696
      18,959   United Business Media PLC                                   155,001
                                                                    --------------
                                                                           360,697
                                                                    --------------
               PULP & PAPER
      24,672   Bunzl PLC                                                   206,641
                                                                    --------------
               RESTAURANTS
     118,244   Compass Group PLC                                           746,051
      19,780   Enterprise Inns PLC                                         214,446
      41,452   Mitchells & Butlers PLC                                     186,392
      20,431   Whitbread PLC                                               270,525
                                                                    --------------
                                                                         1,417,414
                                                                    --------------
               SEMICONDUCTORS
      43,039   ARM Holdings PLC                                             89,115
                                                                    --------------
               SPECIALTY STORES
       9,191   MFI Furniture Group PLC                                      25,605
                                                                    --------------
               TOBACCO
      76,751   British American Tobacco PLC                              1,166,302
      32,426   Imperial Tobacco Group PLC                                  719,808
                                                                    --------------
                                                                         1,886,110
                                                                    --------------
               WATER UTILITIES
      30,503   Kelda Group PLC                                             251,548
      26,983   Severn Trent PLC                                            375,502
                                                                    --------------
                                                                           627,050
                                                                    --------------
               WHOLESALE DISTRIBUTORS
      22,834   Electrocomponents PLC                                       144,678
      40,419   Wolseley PLC                                                593,730
                                                                    --------------
                                                                           738,408
                                                                    --------------
               WIRELESS TELECOMMUNICATIONS
   4,244,619   Vodafone Group PLC                                       10,335,227
                                                                    --------------
               TOTAL UNITED KINGDOM                                     96,443,731
                                                                    --------------
               TOTAL COMMON AND PREFERRED
                 STOCKS AND RIGHTS
                 (COST $395,948,557)                                   431,436,320
                                                                    --------------
               SHORT-TERM INVESTMENT (2.5% )
               REPURCHASE AGREEMENT
$     11,175   Joint repurchase agreement
                 account 1.01% due 05/03/04
                 (dated 04/30/04; proceeds
                 $11,175,941) (a)
                 (Cost $11,175,000)                                 $   11,175,000
                                                                    --------------

TOTAL INVESTMENTS
  (COST $407,123,557) (b) (c)                               97.2%      442,611,320
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                                2.8        12,959,502
                                                           -----    --------------
NET ASSETS                                                 100.0%   $  455,570,822
                                                           =====    ==============

ADR  AMERICAN DEPOSITORY RECEIPT.
++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
*    NON-INCOME PRODUCING SECURITY.
** COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE STAPLED SECURITY.
(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $102,811,216, IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS AND OPEN FUTURES CONTRACTS.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $59,211,248 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $23,723,485, RESULTING IN NET UNREALIZED APPRECIATION OF
     $35,487,763.

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2004:

                                                            UNREALIZED
       CONTRACTS           IN EXCHANGE        DELIVERY     APPRECIATION
      TO DELIVER               FOR              DATE       (DEPRECIATION)
  $        1,520,115    CHF     1,969,126     5/06/04       $      (258)
  $           77,183    DKK       479,194     5/06/04               (28)
  EUR        395,481    $         474,063     5/06/04               198
  NOK         62,740    $           9,136     5/06/04                (2)
  SEK      3,445,624    $         451,039     5/06/04                94
  JPY  1,024,464,235    $       9,330,275     5/06/04            49,027
  $          333,550    EUR       278,274     5/06/04              (122)
  $       25,009,830    EUR    20,300,022     6/17/04          (718,824)
  $        7,255,266    EUR     5,890,880     6/17/04          (206,240)
  EUR      3,586,664    $       4,415,184     6/17/04           123,381
  EUR      1,732,790    $       2,135,144     6/17/04            61,687
  $       19,334,589    EUR    15,705,133     6/17/04          (541,827)
  $       18,409,789    EUR    14,943,011     6/17/04          (528,983)
  EUR     13,311,483    $      16,386,701     6/17/04           458,181
  EUR     45,922,278    $      56,522,977     6/17/04         1,572,379
  $       16,573,245    EUR    13,451,764     6/17/04          (476,865)
  EUR      1,228,500    $       1,507,713     6/17/04            37,690
  $        4,551,638    EUR     3,753,000     6/17/04           (60,799)
  $        4,573,852    EUR     3,760,000     6/17/04           (74,636)
  EUR        972,060    $       1,147,070     6/17/04           (16,097)
  $        5,430,613    EUR     4,590,000     6/17/04            61,781
  JPY  2,411,203,200    $      22,260,000     6/17/04           382,533
  $        9,342,400    JPY 1,024,464,235     6/17/04           (47,172)
                                                            -----------
Net unrealized appreciation                                 $    75,098
                                                            ===========

CURRENCY ABBREVIATIONS:

DKK   Danish Krone.
EUR   Euro.
JPY   Japanese Yen.
NOK   Norwegian Krone.
SEK   Swedish Krona.
CHF   Swiss Franc.

FUTURES CONTRACTS OPEN AT APRIL 30, 2004:

                                                                                             UNREALIZED
   NUMBER OF      LONG/           DESCRIPTION, DELIVERY MONTH           UNDERLYING FACE     APPRECIATION
   CONTRACTS      SHORT                    AND YEAR                     AMOUNT AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
      64          Long     EURX CAC40 10 EURO Future June/2004            $ 2,771,005        $   61,286
      39          Long     EURX DAX Index Future June/2004                  4,647,279           108,847
      45          Long     EURX DAX Index Future June/2004                  5,362,245          (195,299)
      23          Long     EURX DAX Index Future June/2004                  2,740,703            57,246
     104          Long     EURX STOXX 50 JUNE/2004                          3,424,360            57,461
                                                                                             ----------
       Net unrealized appreciation                                                           $   89,541
                                                                                             ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

SUMMARY OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

                                                                     PERCENT OF
INDUSTRY                                                 VALUE       NET ASSETS
-------------------------------------------------------------------------------
Advertising/Marketing Services                       $   1,237,415       0.3%
Aerospace & Defense                                      3,209,596       0.7
Agricultural Commodities/Milling                           143,734       0.0
Air Freight/Couriers                                     2,300,957       0.5
Airlines                                                   886,151       0.2
Aluminum                                                   433,686       0.1
Apparel/Footwear                                         2,072,663       0.5
Apparel/Footwear Retail                                  1,675,366       0.4
Auto Parts: O.E.M.                                       2,054,067       0.5
Automotive Aftermarket                                   1,327,663       0.3
Beverages: Alcoholic                                     5,078,410       1.1
Beverages: Non-Alcoholic                                    75,592       0.0
Biotechnology                                              449,096       0.1
Broadcasting                                             1,522,039       0.3
Building Products                                        3,109,081       0.7
Cable/Satellite TV                                         966,776       0.2
Casino/Gaming                                              807,167       0.2
Catalog/Specialty Distribution                           1,162,357       0.3
Chemicals: Agricultural                                    630,993       0.1
Chemicals: Major Diversified                             3,361,274       0.7
Chemicals: Specialty                                     5,693,219       1.2
Coal                                                        61,767       0.0
Commercial Printing/Forms                                1,159,359       0.3
Computer Peripherals                                       138,655       0.0
Computer Processing Hardware                               771,308       0.2
Construction Materials                                   3,703,146       0.8
Containers/Packaging                                       589,527       0.1
Contract Drilling                                           31,153       0.0
Data Processing Services                                    43,855       0.0
Department Stores                                        2,259,412       0.5
Drugstore Chains                                           330,633       0.1
Electric Utilities                                      14,764,569       3.2
Electrical Products                                      2,748,727       0.6
Electronic Components                                    3,199,853       0.7
Electronic Equipment/Instruments                        11,893,895       2.6
Electronic Production Equipment                          1,665,860       0.4
Electronics/Appliance Stores                         $     636,188       0.1%
Electronics/Appliances                                   5,357,448       1.2
Engineering & Construction                               4,839,617       1.1
Finance/Rental/Leasing                                     390,315       0.1
Financial Conglomerates                                 13,976,292       3.1
Financial Publishing/Services                              576,768       0.1
Food Distributors                                          171,544       0.0
Food Retail                                              6,287,691       1.4
Food: Major Diversified                                  8,987,619       2.0
Food: Meat/Fish/Dairy                                      278,003       0.1
Food: Specialty/Candy                                    1,857,069       0.4
Forest Products                                             82,381       0.0
Gas Distributors                                         4,741,392       1.0
Home Building                                            2,166,254       0.5
Home Improvement Chains                                    400,672       0.1
Hospital/Nursing Management                                 62,513       0.0
Hotels/Resorts/Cruiselines                               1,386,365       0.3
Household/Personal Care                                  4,279,878       0.9
Industrial Conglomerates                                10,864,652       2.4
Industrial Machinery                                     4,515,626       1.0
Industrial Specialties                                   2,039,024       0.4
Information Technology Services                          2,670,775       0.6
Integrated Oil                                          37,643,099       8.3
Internet Software/Services                                 209,100       0.0
Investment Banks/Brokers                                 5,306,293       1.2
Investment Trusts/Mutual Funds                             114,419       0.0
Life/Health Insurance                                    3,100,373       0.7
Major Banks                                             56,995,870      12.5
Major Telecommunications                                21,001,225       4.6
Marine Shipping                                            657,441       0.1
Media Conglomerates                                      2,238,986       0.5
Medical Distributors                                        92,342       0.0
Medical Specialties                                        980,853       0.2
Medical/Nursing Services                                   232,294       0.1
Merchandising                                              114,921       0.0
Metal Fabrications                                         994,409       0.2
Miscellaneous Commercial Services                        3,691,755       0.8

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     PERCENT OF
INDUSTRY                                                 VALUE       NET ASSETS
-------------------------------------------------------------------------------
Miscellaneous Manufacturing                          $     539,150       0.1%
Motor Vehicles                                          16,297,469       3.6
Movies/Entertainment                                       758,099       0.2
Multi-Line Insurance                                     6,729,217       1.5
Office Equipment/Supplies                                   64,211       0.0
Oil & Gas Pipelines                                         50,261       0.0
Oil & Gas Production                                       494,961       0.1
Oil Refining/Marketing                                   3,092,736       0.7
Oilfield Services/Equipment                                 37,398       0.0
Other Consumer Services                                    241,029       0.1
Other Consumer Specialties                                 597,734       0.1
Other Metals/Minerals                                    4,589,976       1.0
Other Transportation                                       944,756       0.2
Packaged Software                                        1,809,534       0.4
Personnel Services                                         991,819       0.2
Pharmaceuticals: Generic Drugs                             142,477       0.0
Pharmaceuticals: Major                                  32,339,169       7.1
Pharmaceuticals: Other                                   4,932,159       1.1
Precious Metals                                            294,674       0.1
Property - Casualty Insurers                             4,795,772       1.1
Publishing: Books/Magazines                              2,678,555       0.6
Publishing: Newspapers                                     785,857       0.2
Pulp & Paper                                             2,541,518       0.6
Railroads                                                3,759,350       0.8
Real Estate Development                                  5,590,276       1.2
Real Estate Investment Trusts                            1,028,236       0.2
Recreational Products                                    1,272,821       0.3
Regional Banks                                           5,067,192       1.1
Repurchase Agreement                                    11,175,000       2.5
Restaurants                                              1,648,712       0.4
Semiconductors                                           2,092,390       0.5
Specialty Stores                                           250,353       0.1
Specialty Telecommunications                               125,037       0.0
Steel                                                    3,113,552       0.7
Telecommunication Equipment                              7,310,417       1.6
Textiles                                                   680,763       0.1
Tobacco                                                  3,240,019       0.7
Tools/Hardware                                              79,042       0.0
Trucks/Construction/Farm Machinery                       1,999,477       0.4
Water Utilities                                      $   1,049,885       0.2%
Wholesale Distributors                                   2,755,533       0.6
Wireless Telecommunications                             13,124,247       2.9
                                                     -------------      ----
                                                     $ 442,611,320      97.2%
                                                     =============      ====

                                                                     PERCENT OF
TYPE OF INVESTMENT                                       VALUE       NET ASSETS
-------------------------------------------------------------------------------
Common Stocks                                        $ 429,189,822      94.2%
Preferred Stocks                                         2,221,943       0.5
Rights                                                      24,555       0.0
Short-Term Investment                                   11,175,000       2.5
                                                     -------------      ----
                                                     $ 442,611,320      97.2%
                                                     =============      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $407,123,557)                     $ 442,611,320
Unrealized appreciation on open forward foreign currency contracts                 75,098
Cash (including $870,589 in foreign currency and $2,220,951 segregated in
  connection with open futures contracts)                                       3,092,411
Receivable for:
  Investments sold                                                             13,629,691
  Dividends                                                                     1,815,426
  Shares of beneficial interest sold                                              485,359
  Foreign withholding taxes reclaimed                                             406,668
  Variation margin                                                                192,218
Prepaid expenses and other assets                                                 116,581
                                                                            -------------
    TOTAL ASSETS                                                              462,424,772
                                                                            -------------
LIABILITIES:
Payable for:
  Investments purchased                                                         5,344,931
  Shares of beneficial interest redeemed                                          675,017
  Investment management fee                                                       386,607
  Distribution fee                                                                215,948
Accrued expenses and other payables                                               231,447
                                                                            -------------
    TOTAL LIABILITIES                                                           6,853,950
                                                                            -------------
    NET ASSETS                                                              $ 455,570,822
                                                                            =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                             $ 605,536,227
Net unrealized appreciation                                                    35,449,641
Accumulated net investment loss                                                  (160,922)
Accumulated net realized loss                                                (185,254,124)
                                                                            -------------
    NET ASSETS                                                              $ 455,570,822
                                                                            =============
CLASS A SHARES:
Net Assets                                                                  $  79,888,779
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       9,083,249
    NET ASSET VALUE PER SHARE                                               $        8.80
                                                                            =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                         $        9.29
                                                                            =============
CLASS B SHARES:
Net Assets                                                                  $ 207,821,759
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      23,889,966
    NET ASSET VALUE PER SHARE                                               $        8.70
                                                                            =============
CLASS C SHARES:
Net Assets                                                                  $  26,006,205
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       2,990,464
    NET ASSET VALUE PER SHARE                                               $        8.70
                                                                            =============
CLASS D SHARES:
Net Assets                                                                  $ 141,854,079
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                      16,065,587
    NET ASSET VALUE PER SHARE                                               $        8.83
                                                                            =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $413,154 foreign withholding tax)                         $   4,856,347
Interest                                                                           54,500
                                                                            -------------
    TOTAL INCOME                                                                4,910,847
                                                                            -------------
EXPENSES
Investment management fee                                                       2,276,408
Distribution fee (Class A shares)                                                  80,982
Distribution fee (Class B shares)                                               1,071,552
Distribution fee (Class C shares)                                                 126,993
Transfer agent fees and expenses                                                  433,747
Custodian fees                                                                    135,521
Shareholder reports and notices                                                    62,605
Registration fees                                                                  43,603
Professional fees                                                                  31,985
Trustees' fees and expenses                                                         1,574
Other                                                                              38,230
                                                                            -------------
    TOTAL EXPENSES                                                              4,303,200
                                                                            -------------
    NET INVESTMENT INCOME                                                         607,647
                                                                            -------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                     8,975,157
Futures contracts                                                                 790,092
Foreign exchange transactions                                                   1,125,731
                                                                            -------------
    NET REALIZED GAIN                                                          10,890,980
                                                                            -------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments                                                                    33,864,723
Futures contracts                                                                (171,534)
Translation of forward foreign currency contracts and other assets and
  liabilities denominated in foreign currencies                                  (406,077)
                                                                            -------------
    NET APPRECIATION                                                           33,287,112
                                                                            -------------
    NET GAIN                                                                   44,178,092
                                                                            -------------
NET INCREASE                                                                $  44,785,739
                                                                            =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX        FOR THE YEAR
                                                                              MONTHS ENDED           ENDED
                                                                             APRIL 30, 2004    OCTOBER 31, 2003
                                                                             --------------    ----------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                        $      607,647    $      2,520,960
Net realized gain (loss)                                                         10,890,980         (52,203,505)
Net change in unrealized appreciation/depreciation                               33,287,112         128,004,797
                                                                             --------------    ----------------

    NET INCREASE                                                                 44,785,739          78,322,252
                                                                             --------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares                                                                     (765,430)           (569,363)
Class B shares                                                                   (1,153,468)                 --
Class C shares                                                                     (145,401)            (47,598)
Class D shares                                                                   (1,794,154)         (1,783,043)
                                                                             --------------    ----------------

    TOTAL DIVIDENDS                                                              (3,858,453)         (2,400,004)
                                                                             --------------    ----------------

Net decrease from transactions in shares of beneficial interest                 (12,336,342)        (57,055,643)
                                                                             --------------    ----------------

    NET INCREASE                                                                 28,590,944          18,866,605

NET ASSETS:
Beginning of period                                                             426,979,878         408,113,273
                                                                             --------------    ----------------

END OF PERIOD
(INCLUDING A NET INVESTMENT LOSS OF $160,922 AND ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME OF $3,089,884, RESPECTIVELY)                           $  455,570,822    $    426,979,878
                                                                             ==============    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;
(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion and 0.95% to the portion of daily net assets in excess of $1 billion.

Prior to December 30, 2003, under a Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. ("the Sub-Advisor") and the Investment Manager, the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. Effective December 30, 2003, the Investment Manager assumed the Sub-Advisor's responsibility. For the period November 1, 2003 through December 29, 2003, the Investment Manager paid the Sub-Advisor compensation of $281,312.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,439,928 at April 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.96%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,644, $275,935 and $1,051, respectively and received $41,632 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004 aggregated $102,414,633 and $133,796,581, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At April 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $7,000.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX                     FOR THE YEAR
                                                MONTHS ENDED                       ENDED
                                               APRIL 30, 2004                 OCTOBER 31, 2003
                                      ------------------------------    ------------------------------
                                                (UNAUDITED)
                                         SHARES           AMOUNT           SHARES           AMOUNT
                                      -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                      3,555,826    $  31,156,488       33,698,871    $ 228,777,057
Reinvestment of dividends                    88,825          753,234           83,954          552,418
Redeemed                                 (2,457,244)     (21,334,119)     (32,511,231)    (223,778,567)
                                      -------------    -------------    -------------    -------------
Net increase -- Class A                   1,187,407       10,575,603        1,271,594        5,550,908
                                      -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                      1,330,333       11,480,429        2,174,402       14,869,053
Reinvestment of dividends                   123,296        1,036,918               --               --
Redeemed                                 (3,492,211)     (30,160,516)      (9,245,751)     (62,480,968)
                                      -------------    -------------    -------------    -------------
Net decrease -- Class B                  (2,038,582)     (17,643,169)      (7,071,349)     (47,611,915)
                                      -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                        184,349        1,584,200        1,380,301        9,030,658
Reinvestment of dividends                    16,051          134,827            6,602           43,180
Redeemed                                   (424,315)      (3,639,268)      (2,146,478)     (14,221,194)
                                      -------------    -------------    -------------    -------------
Net decrease -- Class C                    (223,915)      (1,920,241)        (759,575)      (5,147,356)
                                      -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                      1,695,941       14,906,816       11,129,166       73,840,652
Reinvestment of dividends                   177,395        1,507,858          222,220        1,466,651
Redeemed                                 (2,240,348)     (19,763,209)     (12,802,046)     (85,154,583)
                                      -------------    -------------    -------------    -------------
Net decrease -- Class D                    (367,012)      (3,348,535)      (1,450,660)      (9,847,280)
                                      -------------    -------------    -------------    -------------
Net decrease in Fund                     (1,442,102)   $ (12,336,342)      (8,009,990)   $ (57,055,643)
                                      =============    =============    =============    =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2004, investments in securities of issuers in Japan represented 25.7% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At April 30, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Fund had net capital loss carryforward of $183,733,776 of which $35,159,161 will expire on October 31, 2009, $93,856,873 will expire on October 31, 2010 and $54, 717,742 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies, foreign tax credit pass-through and capital loss deferrals on wash sales.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                       FOR THE SIX                 FOR THE YEAR ENDED OCTOBER 31,              JUNE 28, 1999*
                                       MONTHS ENDED        -----------------------------------------------        THROUGH
                                      APRIL 30, 2004         2003        2002        2001           2000      OCTOBER 31, 1999
                                      --------------       --------    --------    --------       --------    ----------------
                                       (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period  $         8.03       $   6.70    $   7.77    $  10.29       $  10.57    $          10.00
                                      --------------       --------    --------    --------       --------    ----------------
Income (loss) from investment
 operations:
  Net investment income++                       0.03           0.08        0.04        0.06           0.11                0.01
  Net realized and unrealized gain
   (loss)                                       0.84           1.33       (1.03)      (2.07)         (0.39)               0.56
                                      --------------       --------    --------    --------       --------    ----------------
Total income (loss) from
 investment operations                          0.87           1.41       (0.99)      (2.01)         (0.28)               0.57
                                      --------------       --------    --------    --------       --------    ----------------

Less dividends and distributions
 from:
  Net investment income                        (0.10)         (0.08)      (0.08)          -              -                   -
  Net realized gain                                -              -           -       (0.51)             -                   -
                                      --------------       --------    --------    --------       --------    ----------------

Total dividends and distributions              (0.10)         (0.08)      (0.08)      (0.51)             -                   -
                                      --------------       --------    --------    --------       --------    ----------------

Net asset value, end of period        $         8.80       $   8.03    $   6.70    $   7.77       $  10.29    $          10.57
                                      ==============       ========    ========    ========       ========    ================

TOTAL RETURN+                                  10.72%(1)      21.31%     (12.93)%    (20.36)%        (2.65)%              5.70%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                        1.55%(2)       1.58%       1.56%       1.46%(4)       1.47%               1.81%(2)
Net investment income                           0.61%(2)       1.02%       0.54%       0.73%          0.95%               0.31%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                            $       79,889       $ 63,422    $ 44,373    $ 37,974       $ 46,535    $         38,506
Portfolio turnover rate                           23%(1)         43%         39%         37%            84%                 14%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                FOR THE PERIOD
                                       FOR THE SIX                   FOR THE YEAR ENDED OCTOBER 31,             JUNE 28, 1999*
                                       MONTHS ENDED        ------------------------------------------------        THROUGH
                                      APRIL 30, 2004         2003        2002        2001           2000      OCTOBER 31, 1999
                                      --------------      ---------   ----------   ---------      ---------    ----------------
                                       (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                              $         7.93       $    6.58   $    7.62    $   10.19      $   10.55    $          10.00
                                     --------------       ---------   ---------    ---------      ---------    ----------------
Income (loss) from investment
 operations:
  Net investment income (loss)++              (0.01)           0.01       (0.02)        0.00           0.02               (0.02)
  Net realized and unrealized gain
   (loss)                                      0.83            1.34       (1.02)       (2.06)         (0.38)               0.57
                                     --------------       ---------   ---------    ---------      ---------    ----------------
Total income (loss) from
 investment operations                         0.82            1.35       (1.04)       (2.06)         (0.36)               0.55
                                     --------------       ---------   ---------    ---------      ---------    ----------------

Less dividends and distributions
 from:
  Net investment income                       (0.05)              -           -            -              -                   -
  Net realized gain                               -               -           -        (0.51)             -                   -
                                     --------------       ---------   ---------    ---------      ---------    ----------------

Total dividends and distributions             (0.05)              -           -        (0.51)             -                   -
                                     --------------       ---------   ---------    ---------      ---------    ----------------

Net asset value, end of period       $         8.70       $    7.93   $    6.58    $    7.62      $   10.19    $          10.55
                                     ==============       =========   =========    =========      =========    ================

TOTAL RETURN+                                 10.30%(1)       20.52%     (13.65)%     (21.08)%        (3.41)%              5.50%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                       2.33%(2)        2.37%       2.32%        2.24%(4)       2.22%               2.56%(2)
Net investment income (loss)                  (0.17)%(2)       0.23%      (0.22)%      (0.06)%         0.20%              (0.44)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                           $      207,822       $ 205,544   $ 217,216    $ 340,158      $ 561,375    $        465,258
Portfolio turnover rate                          23%(1)          43%         39%          37%            84%                 14%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                               FOR THE PERIOD
                                       FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31,             JUNE 28, 1999*
                                       MONTHS ENDED        -----------------------------------------------        THROUGH
                                      APRIL 30, 2004         2003        2002        2001           2000      OCTOBER 31, 1999
                                      --------------       --------    --------    --------       --------    ----------------
                                       (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period  $         7.92       $   6.59    $   7.62    $  10.19       $  10.55    $          10.00
                                      --------------       --------    --------    --------       --------    ----------------

Income (loss) from investment
 operations:
  Net investment income (loss)++               (0.01)          0.01       (0.01)      (0.01)          0.02               (0.02)
  Net realized and unrealized gain
   (loss)                                       0.84           1.33       (1.02)      (2.05)         (0.38)               0.57
                                      --------------       --------    --------    --------       --------    ----------------
Total income (loss) from
 investment operations                          0.83           1.34       (1.03)      (2.06)         (0.36)               0.55
                                      --------------       --------    --------    --------       --------    ----------------

Less dividends and distributions
 from:
  Net investment income                        (0.05)         (0.01)          -           -              -                   -
  Net realized gain                                -              -           -       (0.51)             -                   -
                                      --------------       --------    --------    --------       --------    ----------------

Total dividends and distributions              (0.05)         (0.01)          -       (0.51)             -                   -
                                      --------------       --------    --------    --------       --------    ----------------

Net asset value, end of period        $         8.70       $   7.92    $   6.59    $   7.62       $  10.19    $          10.55
                                      ==============       ========    ========    ========       ========    ================

TOTAL RETURN+                                  10.46%(1)      20.40%     (13.52)%    (21.08)%        (3.41)%              5.50%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                        2.29%(2)       2.37%       2.18%       2.24%(4)       2.22%               2.56%(2)
Net investment income (loss)                   (0.13)%(2)      0.23%      (0.08)%     (0.06)%         0.20%              (0.44)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                            $       26,006       $ 25,471    $ 26,195    $ 39,079       $ 69,640    $         69,811
Portfolio turnover rate                           23%(1)         43%         39%         37%            84%                 14%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                 FOR THE PERIOD
                                       FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31,               JUNE 28, 1999*
                                       MONTHS ENDED        ------------------------------------------------         THROUGH
                                      APRIL 30, 2004         2003        2002         2001            2000      OCTOBER 31, 1999
                                      --------------       ---------    --------    ---------       --------    ----------------
                                       (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period  $         8.07       $    6.73   $    7.80    $   10.32       $  10.58    $          10.00
                                      --------------       ---------   ---------    ---------       --------    ----------------

Income (loss) from investment
 operations:
  Net investment income++                       0.04            0.08        0.06         0.08           0.15                0.01
  Net realized and unrealized gain
   (loss)                                       0.83            1.36       (1.04)       (2.09)         (0.41)               0.57
                                      --------------       ---------   ---------    ---------       --------    ----------------
Total income (loss) from
 investment operations                          0.87            1.44       (0.98)       (2.01)         (0.26)               0.58
                                      --------------       ---------   ---------    ---------       --------    ----------------

Less dividends and distributions
 from:
  Net investment income                        (0.11)          (0.10)      (0.09)           -              -                   -
  Net realized gain                                -               -           -        (0.51)             -                   -
                                      --------------       ---------   ---------    ---------       --------    ----------------
Total dividends and distributions              (0.11)          (0.10)      (0.09)       (0.51)             -                   -
                                      --------------       ---------   ---------    ---------       --------    ----------------

Net asset value, end of period        $         8.83       $    8.07   $    6.73    $    7.80       $  10.32    $          10.58
                                      ==============       =========   =========    =========       ========    ================

TOTAL RETURN+                                  10.83%(1)       21.68%     (12.70)%     (20.30)%        (2.46)%              5.80%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                        1.33%(2)        1.37%       1.32%        1.24%(4)       1.22%               1.56%(2)
Net investment income                           0.83%(2)        1.23%       0.78%        0.94%          1.20%               0.56%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                            $      141,854       $ 132,544   $ 120,329    $ 124,065       $ 98,465    $          1,336
Portfolio turnover rate                           23%(1)          43%         39%          37%            84%                 14%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

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

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley


[MORGAN STANLEY LOGO]


[GRAPHIC]

MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                              INTERNATIONAL FUND


                                                               SEMIANNUAL REPORT
                                                                  APRIL 30, 2004


                                                           [MORGAN STANLEY LOGO]


                                                     36075RPT-RA04-00247P-Y04/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004